ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)
	Shares	Value
Common Stocks (99.09%)
Advertising & Marketing (0.30%)
Interpublic Group of Cos. Inc., The	528,100	$ 20,374,098
Aerospace & Defense (0.24%)
Lockheed Martin Corp.	35,400	16,297,452
Apparel & Textile Products (0.55%)
NIKE Inc., Class B	26,400	2,913,768
Ralph Lauren Corp.	113,900	14,043,870
Tapestry Inc.	473,900	20,282,920
		37,240,558
Asset Management (0.65%)
BlackRock Inc.	27,000	18,660,780
Invesco Ltd.	100	1,681
Janus Henderson Group PLC	584,200	15,919,450
Voya Financial Inc.	130,300	9,343,813
		43,925,724
Automotive (0.63%)
Tesla Inc.(a)	161,300	42,223,501
Banking (1.83%)
Citigroup Inc.	170,200	7,836,008
Comerica Inc.	100	4,236
JPMorgan Chase & Co.	97,500	14,180,400
M&T Bank Corp.	62,000	7,673,120
Pinnacle Financial Partners Inc.	46,000	2,605,900
Prosperity Bancshares Inc.	11,800	666,464
Wells Fargo & Co.	2,116,100	90,315,148
Zions Bancorp NA	17,300	464,678
		123,745,954
Beverages (2.14%)
Coca-Cola Co., The	847,000	51,006,340
Constellation Brands Inc., Class A	7,200	1,772,136
PepsiCo Inc.	496,000	91,869,120
		144,647,596
Biotechnology & Pharmaceuticals (16.75%)
AbbVie Inc.	626,800	84,448,764
Amgen Inc.	176,485	39,183,200
Bristol-Myers Squibb Co.	18,800	1,202,260
Eli Lilly & Co.	755,800	354,455,084
Gilead Sciences Inc.	202,800	15,629,796
Johnson & Johnson	2,481,300	410,704,776
Merck & Co. Inc.	82,250	9,490,828
Organon & Co.	17,103	355,913
Pfizer Inc.	2,214,832	81,240,038
Regeneron Pharmaceuticals Inc.(a)	1,500	1,077,810
Vertex Pharmaceuticals Inc.(a)	31,300	11,014,783
Zoetis Inc.	705,396	121,476,245
		1,130,279,497
	Shares	Value
Common Stocks (Cont.)
Cable & Satellite (0.17%)
Comcast Corp., Class A	84,300	$ 3,502,665
Sirius XM Holdings Inc.	1,756,100	7,955,133
		11,457,798
Chemicals (4.84%)
Air Products and Chemicals Inc.	829,800	248,549,994
Avery Dennison Corp.	47,300	8,126,140
Chemours Co., The	120,000	4,426,800
International Flavors & Fragrances Inc.	524,541	41,748,218
Linde PLC	59,000	22,483,720
Sherwin-Williams Co., The	4,700	1,247,944
		326,582,816
Commercial Support Services (0.43%)
Cintas Corp.	14,900	7,406,492
H&R Block Inc.	547,700	17,455,199
Republic Services Inc.	28,200	4,319,394
		29,181,085
Construction Materials (3.47%)
Vulcan Materials Co.	1,039,200	234,277,248
Consumer Services (0.06%)
Grand Canyon Education Inc.(a)	35,800	3,694,918
Containers & Packaging (0.70%)
AptarGroup Inc.	409,497	47,444,322
Diversified Industrials (3.13%)
3M Co.	157,500	15,764,175
Emerson Electric Co.	126,400	11,425,296
Honeywell International Inc.	99,300	20,604,750
Illinois Tool Works Inc.	652,300	163,179,368
		210,973,589
E-Commerce Discretionary (0.37%)
Amazon.com Inc.(a)	188,800	24,611,968
Etsy Inc.(a)	100	8,461
		24,620,429
Electric Utilities (0.79%)
CMS Energy Corp.	13,200	775,500
Consolidated Edison Inc.	113,800	10,287,520
Evergy Inc.	173,400	10,130,028
Hawaiian Electric Industries Inc.	87,200	3,156,640
OGE Energy Corp.	262,200	9,415,602
Pinnacle West Capital Corp.	134,400	10,948,224
Public Service Enterprise Group Inc.	141,400	8,853,054
		53,566,568
Electrical Equipment (0.09%)
AMETEK Inc.	36,000	5,827,680
Entertainment Content (3.50%)
Electronic Arts Inc.	27,200	3,527,840

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Entertainment Content (Cont.)
Walt Disney Co., The(a)	2,609,440	$ 232,970,803
Warner Bros Discovery Inc.(a)	100	1,254
		236,499,897
Food (1.49%)
General Mills Inc.	95,000	7,286,500
Hershey Co., The	25,600	6,392,320
Kellogg Co.	179,400	12,091,560
McCormick & Co. Inc.	856,600	74,721,218
		100,491,598
Health Care Facilities & Services (0.79%)
Cardinal Health Inc.	114,700	10,847,179
Chemed Corp.	20,500	11,104,235
Cigna Group, The	3,400	954,040
CVS Health Corp.	22,000	1,520,860
Elevance Health Inc.	16,100	7,153,069
McKesson Corp.	26,800	11,451,908
Quest Diagnostics Inc.	36,800	5,172,608
UnitedHealth Group Inc.	9,900	4,758,336
		52,962,235
Home & Office Products (0.60%)
HNI Corp.	1,439,200	40,556,656
Household Products (2.19%)
Clorox Co., The	11,500	1,828,960
Colgate-Palmolive Co.	466,300	35,923,752
Procter & Gamble Co., The	724,755	109,974,324
		147,727,036
Industrial Support Services (0.08%)
MSC Industrial Direct Co. Inc., Class A	22,700	2,162,856
Watsco Inc.	9,200	3,509,524
		5,672,380
Institutional Financial Services (0.18%)
Cboe Global Markets Inc.	6,500	897,065
Intercontinental Exchange Inc.	85,300	9,645,724
Northern Trust Corp.	20,600	1,527,284
		12,070,073
Insurance (0.95%)
Allstate Corp., The	29,200	3,183,968
Aon PLC, Class A	12,800	4,418,560
Berkshire Hathaway Inc., Class B(a)	23,800	8,115,800
Chubb Ltd.	71,300	13,729,528
Lincoln National Corp.	472,900	12,181,904
Travelers Cos. Inc., The	66,700	11,583,122
Willis Towers Watson PLC	45,400	10,691,700
		63,904,582
Internet Media & Services (3.97%)
Alphabet Inc., Class A(a)	1,534,300	183,655,710
Alphabet Inc., Class C(a)	118,320	14,313,170
	Shares	Value
Common Stocks (Cont.)
Internet Media & Services (Cont.)
Booking Holdings Inc.(a)	400	$ 1,080,132
Meta Platforms Inc., Class A(a)	145,070	41,632,189
Netflix Inc.(a)	61,400	27,046,086
		267,727,287
Leisure Facilities & Services (1.20%)
Caesars Entertainment Inc.(a)	29,800	1,518,906
Carnival Corp.(a)	68,700	1,293,621
Domino's Pizza Inc.	100	33,699
Las Vegas Sands Corp.(a)	46,700	2,708,600
Madison Square Garden Sports Corp.	35,200	6,619,360
McDonald's Corp.	88,000	26,260,080
MGM Resorts International	49,000	2,152,080
Norwegian Cruise Line Holdings Ltd.(a)	21,400	465,878
Royal Caribbean Cruises Ltd.(a)	40,800	4,232,592
Starbucks Corp.	283,800	28,113,228
Travel + Leisure Co.	138,700	5,595,158
Wynn Resorts Ltd.	19,000	2,006,590
		80,999,792
Machinery (3.29%)
Caterpillar Inc.	892,321	219,555,582
Snap-on Inc.	9,400	2,708,986
		222,264,568
Medical Equipment & Devices (2.47%)
Abbott Laboratories	847,500	92,394,450
Agilent Technologies Inc.	548,071	65,905,538
QIAGEN NV(a)	185,500	8,353,065
		166,653,053
Metals & Mining (0.86%)
Freeport-McMoRan Inc.	268,400	10,736,000
Rio Tinto PLC Sponsored ADR	739,300	47,196,912
		57,932,912
Oil & Gas Producers (3.79%)
APA Corp.	188,200	6,430,794
Cheniere Energy Inc.	35,500	5,408,780
Chevron Corp.	1,106,000	174,029,100
ConocoPhillips	26,000	2,693,860
Devon Energy Corp.	79,800	3,857,532
Diamondback Energy Inc.	24,200	3,178,912
EOG Resources Inc.	2,300	263,212
Exxon Mobil Corp.	265,600	28,485,600
Marathon Oil Corp.	104,600	2,407,892
Occidental Petroleum Corp.	197,500	11,613,000
Pioneer Natural Resources Co.	1,200	248,616
Targa Resources Corp.	108,200	8,234,020
Texas Pacific Land Corp.	7,000	9,215,500
		256,066,818

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Oil, Gas Services & Equipment (0.00%)
Halliburton Co.	1,400	$ 46,186
Publishing & Broadcasting (0.35%)
Nexstar Media Group Inc.	10,900	1,815,395
World Wrestling Entertainment Inc., Class A	200,100	21,704,847
		23,520,242
Real Estate Investment Trusts (0.95%)
American Tower Corp.	4,900	950,306
Apartment Income REIT Corp.	191,900	6,925,671
AvalonBay Communities Inc.	68,100	12,889,287
Equity Residential	31,200	2,058,264
Essex Property Trust Inc.	7,300	1,710,390
Highwoods Properties Inc.	180,400	4,313,364
Iron Mountain Inc.	129,400	7,352,508
Lamar Advertising Co., Class A	120,400	11,949,700
Medical Properties Trust Inc.	195,400	1,809,404
Mid-America Apartment Communities Inc.	32,700	4,965,822
Prologis Inc.	11,200	1,373,456
Public Storage	25,700	7,501,316
		63,799,488
Retail - Consumer Staples (2.55%)
Costco Wholesale Corp.	9,100	4,899,258
Walmart Inc.	1,062,900	167,066,622
		171,965,880
Retail - Discretionary (0.95%)
AutoZone Inc.(a)	4,700	11,718,792
Bath & Body Works Inc.	146,600	5,497,500
Dick's Sporting Goods Inc.	7,400	978,206
Home Depot Inc., The	96,447	29,960,296
Lowe's Cos. Inc.	5,400	1,218,780
O'Reilly Automotive Inc.(a)	14,600	13,947,380
TJX Cos. Inc., The	9,700	822,463
		64,143,417
Semiconductors (6.31%)
Advanced Micro Devices Inc.(a)	3,600	410,076
Analog Devices Inc.	3,300	642,873
Applied Materials Inc.	6,900	997,326
ASML Holding NV NY Reg. Shares	334,633	242,525,267
Broadcom Inc.	35,000	30,360,050
KLA Corp.	33,000	16,005,660
Lam Research Corp.	14,600	9,385,756
Microchip Technology Inc.	133,600	11,969,224
NVIDIA Corp.	187,400	79,273,948
QUALCOMM Inc.	19,000	2,261,760
Texas Instruments Inc.	177,607	31,972,812
		425,804,752
Software (4.04%)
Adobe Inc.(a)	9,516	4,653,229
ANSYS Inc.(a)	24,000	7,926,480
	Shares	Value
Common Stocks (Cont.)
Software (Cont.)
Intuit Inc.	39,400	$ 18,052,686
Microsoft Corp.	701,169	238,776,091
Roper Technologies Inc.	6,400	3,077,120
		272,485,606
Specialty Finance (0.59%)
AGNC Investment Corp.	1,261,800	12,782,034
Ally Financial Inc.	16,200	437,562
Credit Acceptance Corp.(a)	6,700	3,403,131
MGIC Investment Corp.	683,200	10,787,728
OneMain Holdings Inc.	243,500	10,638,515
UWM Holdings Corp.	367,719	2,059,226
		40,108,196
Steel (1.18%)
Nucor Corp.	486,500	79,776,270
Technology Hardware (14.16%)
Apple Inc.	4,563,868	885,253,476
Cisco Systems Inc.	74,100	3,833,934
Corning Inc.	1,284,600	45,012,384
Motorola Solutions Inc.	34,700	10,176,816
Teledyne Technologies Inc.(a)	27,800	11,428,858
		955,705,468
Technology Services (1.73%)
Accenture PLC, Class A	79,400	24,501,252
Amdocs Ltd.	97,300	9,618,105
Automatic Data Processing Inc.	109,900	24,154,921
Broadridge Financial Solutions Inc.	33,900	5,614,857
DXC Technology Co.(a)	100	2,672
Fiserv Inc.(a)	55,100	6,950,865
Jack Henry & Associates Inc.	5,300	886,849
Mastercard Inc., Class A	4,764	1,873,681
Paychex Inc.	4,600	514,602
Science Applications International Corp.	102,200	11,495,456
Thoughtworks Holding Inc.(a)	56,500	426,575
Verisk Analytics Inc.	57,300	12,951,519
Visa Inc., Class A	24,912	5,916,102
Western Union Co., The	1,017,900	11,939,967
		116,847,423
Telecommunications (0.23%)
AT&T Inc.	858,100	13,686,695
Verizon Communications Inc.	42,400	1,576,856
		15,263,551
Tobacco & Cannabis (0.02%)
Altria Group Inc.	34,400	1,558,320
Transportation & Logistics (0.47%)
Delta Air Lines Inc.(a)	100	4,754
Landstar System Inc.	61,000	11,744,940
Norfolk Southern Corp.	23,600	5,351,536
Ryder System Inc.	31,000	2,628,490

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Transportation & Logistics (Cont.)
Union Pacific Corp.	46,200	$ 9,453,444
United Airlines Holdings Inc.(a)	7,300	400,551
United Parcel Service Inc., Class B	12,800	2,294,400
		31,878,115
Wholesale - Consumer Staples (3.06%)
Archer-Daniels-Midland Co.	2,733,954	206,577,564
Total Common Stocks (cost $1,738,662,277)		6,687,370,198
	Principal amount	Value
U.S. Treasury Obligations (0.03%)
U.S. Treasury Bill 5.027%, 10/26/2023(b),(c)	$ 1,820,000	1,789,768
Total U.S. Treasury Obligations (cost $1,790,902)		1,789,768
	Shares	Value
Short-term Investments (0.83%)
Northern Institutional Treasury Portfolio (Premier Class), 4.95%(d)	55,806,497	55,806,497
Total Short-term Investments (cost $55,806,497)		55,806,497
TOTAL INVESTMENTS (99.95%) (cost $1,796,259,676)		6,744,966,463
OTHER ASSETS, NET OF LIABILITIES (0.05%)		3,425,482
NET ASSETS (100.00%)		$6,748,391,945
(a)	Non-income producing security.
(b)	Security pledged as collateral to cover margin requirements for open futures contracts.
(c)	Discount rate at the time of purchase.
(d)	Rate shown is the 7-day yield as of June 30, 2023.
PLC –	Public Limited Company
ADR –	American Depositary Receipt
At June 30, 2023, the Fund had open futures contracts as follows:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500	158	9/15/2023	USD	35,457,175	$1,092,958

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)
	Shares	Value
Common Stocks (70.17%)
Aerospace & Defense (0.16%)
Lockheed Martin Corp.	7,900	$ 3,637,002
Apparel & Textile Products (0.05%)
NIKE Inc., Class B	5,500	607,035
Tapestry Inc.	11,700	500,760
		1,107,795
Asset Management (0.27%)
BlackRock Inc.	5,300	3,663,042
Voya Financial Inc.	32,700	2,344,917
		6,007,959
Automotive (0.09%)
Tesla Inc.(a)	7,600	1,989,452
Banking (1.61%)
Bank of America Corp.	23,700	679,953
Citigroup Inc.	16,900	778,076
JPMorgan Chase & Co.	20,100	2,923,344
M&T Bank Corp.	19,000	2,351,440
Pinnacle Financial Partners Inc.	13,400	759,110
Prosperity Bancshares Inc.	3,000	169,440
Wells Fargo & Co.	659,300	28,138,924
		35,800,287
Beverages (0.87%)
Coca-Cola Co., The	177,257	10,674,417
Constellation Brands Inc., Class A	200	49,226
PepsiCo Inc.	46,400	8,594,208
		19,317,851
Biotechnology & Pharmaceuticals (12.18%)
AbbVie Inc.	50,000	6,736,500
Amgen Inc.	70,750	15,707,915
Bristol-Myers Squibb Co.	2,300	147,085
Eli Lilly & Co.	212,000	99,423,760
Gilead Sciences Inc.	40,100	3,090,507
Johnson & Johnson	417,500	69,104,600
Merck & Co. Inc.	71,600	8,261,924
Moderna Inc.(a)	100	12,150
Organon & Co.	7,162	149,041
Pfizer Inc.	727,540	26,686,167
Vertex Pharmaceuticals Inc.(a)	7,400	2,604,134
Zoetis Inc.	229,295	39,486,892
		271,410,675
Cable & Satellite (0.05%)
Charter Communications Inc., Class A(a)	1,200	440,844
Comcast Corp., Class A	14,800	614,940
DISH Network Corp., Class A(a)	100	659
		1,056,443
Chemicals (3.91%)
Air Products and Chemicals Inc.	229,900	68,861,947
Avery Dennison Corp.	12,400	2,130,320
	Shares	Value
Common Stocks (Cont.)
Chemicals (Cont.)
Dow Inc.	31,870	$ 1,697,396
International Flavors & Fragrances Inc.	119,888	9,541,886
Linde PLC	13,100	4,992,148
		87,223,697
Commercial Support Services (0.11%)
Cintas Corp.	4,100	2,038,028
Republic Services Inc.	2,100	321,657
		2,359,685
Construction Materials (1.62%)
Vulcan Materials Co.	160,000	36,070,400
Consumer Services (0.05%)
Grand Canyon Education Inc.(a)	9,800	1,011,458
Service Corp. International	1,700	109,803
		1,121,261
Containers & Packaging (0.56%)
AptarGroup Inc.	106,800	12,373,848
Diversified Industrials (2.28%)
3M Co.	77,600	7,766,984
Emerson Electric Co.	62,400	5,640,336
Honeywell International Inc.	22,600	4,689,500
Illinois Tool Works Inc.	130,400	32,620,864
		50,717,684
E-Commerce Discretionary (0.24%)
Amazon.com Inc.(a)	40,500	5,279,580
Electric Utilities (0.56%)
CMS Energy Corp.	3,200	188,000
Consolidated Edison Inc.	23,400	2,115,360
Duke Energy Corp.	11,633	1,043,946
Evergy Inc.	23,000	1,343,660
Hawaiian Electric Industries Inc.	34,600	1,252,520
OGE Energy Corp.	64,100	2,301,831
Pinnacle West Capital Corp.	28,900	2,354,194
Public Service Enterprise Group Inc.	30,500	1,909,605
		12,509,116
Electrical Equipment (0.04%)
AMETEK Inc.	5,900	955,092
Entertainment Content (3.56%)
Electronic Arts Inc.	6,100	791,170
Walt Disney Co., The(a)	879,595	78,530,242
Warner Bros Discovery Inc.(a)	100	1,254
		79,322,666
Food (0.55%)
General Mills Inc.	20,700	1,587,690
Hershey Co., The	7,000	1,747,900

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Food (Cont.)
Kellogg Co.	132,500	$ 8,930,500
Nestle SA Sponsored ADR	100	12,035
		12,278,125
Gas & Water Utilities (0.00%)
American Water Works Co. Inc.	400	57,100
Health Care Facilities & Services (0.44%)
Chemed Corp.	4,800	2,600,016
Cigna Group, The	800	224,480
CVS Health Corp.	5,000	345,650
Elevance Health Inc.	2,600	1,155,154
McKesson Corp.	6,900	2,948,439
Quest Diagnostics Inc.	14,600	2,052,176
UnitedHealth Group Inc.	1,200	576,768
		9,902,683
Home & Office Products (0.20%)
HNI Corp.	160,000	4,508,800
Household Products (3.28%)
Clorox Co., The	1,900	302,176
Colgate-Palmolive Co.	12,300	947,592
Procter & Gamble Co., The	473,200	71,803,368
		73,053,136
Industrial Support Services (0.05%)
MSC Industrial Direct Co. Inc., Class A	3,700	352,536
Watsco Inc.	2,200	839,234
		1,191,770
Institutional Financial Services (0.13%)
Cboe Global Markets Inc.	1,600	220,816
Intercontinental Exchange Inc.	21,300	2,408,604
Northern Trust Corp.	3,400	252,076
		2,881,496
Insurance (0.62%)
Allstate Corp., The	6,800	741,472
Aon PLC, Class A	3,000	1,035,600
Berkshire Hathaway Inc., Class B(a)	3,400	1,159,400
Chubb Ltd.	13,500	2,599,560
Hartford Financial Services Group Inc., The	2,000	144,040
Lincoln National Corp.	104,600	2,694,496
Travelers Cos. Inc., The	16,400	2,848,024
Willis Towers Watson PLC	10,900	2,566,950
		13,789,542
Internet Media & Services (3.78%)
Alphabet Inc., Class A(a)	490,440	58,705,668
Alphabet Inc., Class C(a)	71,180	8,610,645
Match Group Inc.(a)	100	4,185
	Shares	Value
Common Stocks (Cont.)
Internet Media & Services (Cont.)
Meta Platforms Inc., Class A(a)	58,930	$ 16,911,731
Netflix Inc.(a)	100	44,049
		84,276,278
Leisure Facilities & Services (0.70%)
Caesars Entertainment Inc.(a)	100	5,097
Carnival Corp.(a)	100	1,883
Madison Square Garden Sports Corp.	10,100	1,899,305
McDonald's Corp.	18,900	5,639,949
MGM Resorts International	100	4,392
Norwegian Cruise Line Holdings Ltd.(a)	100	2,177
Royal Caribbean Cruises Ltd.(a)	100	10,374
Starbucks Corp.	67,800	6,716,268
Travel + Leisure Co.	32,500	1,311,050
Wynn Resorts Ltd.	100	10,561
		15,601,056
Machinery (3.79%)
Caterpillar Inc.	264,300	65,031,015
Deere & Co.	41,002	16,613,600
Donaldson Co. Inc.	36,517	2,282,678
Snap-on Inc.	2,200	634,018
		84,561,311
Medical Equipment & Devices (1.36%)
Abbott Laboratories	104,075	11,346,256
Agilent Technologies Inc.	143,587	17,266,337
QIAGEN NV(a)	40,100	1,805,703
		30,418,296
Metals & Mining (0.57%)
Rio Tinto PLC Sponsored ADR	200,000	12,768,000
Oil & Gas Producers (3.34%)
APA Corp.	100	3,417
Cheniere Energy Inc.	8,200	1,249,352
Chevron Corp.	274,000	43,113,900
ConocoPhillips	1,100	113,971
Enbridge Inc.	19,358	719,150
EOG Resources Inc.	400	45,776
Exxon Mobil Corp.	271,000	29,064,750
Occidental Petroleum Corp.	100	5,880
Pioneer Natural Resources Co.	200	41,436
		74,357,632
Real Estate Investment Trusts (0.33%)
AvalonBay Communities Inc.	10,400	1,968,408
Equity Residential	3,600	237,492
Essex Property Trust Inc.	1,300	304,590
Medical Properties Trust Inc.	46,200	427,812
Mid-America Apartment Communities Inc.	16,200	2,460,132

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Real Estate Investment Trusts (Cont.)
Prologis Inc.	2,600	$ 318,838
Public Storage	6,000	1,751,280
		7,468,552
Renewable Energy (0.00%)
SolarEdge Technologies Inc.(a)	100	26,905
Retail - Consumer Staples (0.71%)
Costco Wholesale Corp.	1,900	1,022,922
Walmart Inc.	93,800	14,743,484
		15,766,406
Retail - Discretionary (0.60%)
AutoZone Inc.(a)	1,100	2,742,696
Bath & Body Works Inc.	4,500	168,750
Home Depot Inc., The	20,660	6,417,822
Lowe's Cos. Inc.	1,400	315,980
O'Reilly Automotive Inc.(a)	3,700	3,534,610
TJX Cos. Inc., The	2,400	203,496
		13,383,354
Semiconductors (1.05%)
Advanced Micro Devices Inc.(a)	100	11,391
Applied Materials Inc.	100	14,454
ASML Holding NV NY Reg. Shares	14,821	10,741,520
Broadcom Inc.	4,000	3,469,720
Micron Technology Inc.	100	6,311
NVIDIA Corp.	10,600	4,484,012
ON Semiconductor Corp.(a)	100	9,458
Qorvo Inc.(a)	100	10,203
QUALCOMM Inc.	1,300	154,752
Skyworks Solutions Inc.	100	11,069
Texas Instruments Inc.	24,373	4,387,627
		23,300,517
Software (2.71%)
ANSYS Inc.(a)	5,700	1,882,539
Ceridian HCM Holding Inc.(a)	100	6,697
Intuit Inc.	9,500	4,352,805
Microsoft Corp.	157,321	53,574,093
Oracle Corp.	1,800	214,362
Roper Technologies Inc.	800	384,640
		60,415,136
Specialty Finance (0.20%)
Credit Acceptance Corp.(a)	400	203,172
GATX Corp.	4,200	540,708
MGIC Investment Corp.	156,300	2,467,977
OneMain Holdings Inc.	16,300	712,147
UWM Holdings Corp.	85,270	477,512
		4,401,516
Steel (3.21%)
Nucor Corp.	436,500	71,577,270
	Shares	Value
Common Stocks (Cont.)
Technology Hardware (10.62%)
Apple Inc.	1,133,004	$ 219,768,786
Cisco Systems Inc.	5,700	294,918
Corning Inc.	335,292	11,748,632
Motorola Solutions Inc.	6,900	2,023,632
Teledyne Technologies Inc.(a)	6,700	2,754,437
		236,590,405
Technology Services (1.22%)
Accenture PLC, Class A	18,700	5,770,446
Amdocs Ltd.	20,600	2,036,310
Automatic Data Processing Inc.	38,600	8,483,894
Broadridge Financial Solutions Inc.	3,700	612,831
DXC Technology Co.(a)	100	2,672
Fiserv Inc.(a)	14,200	1,791,330
Jack Henry & Associates Inc.	1,300	217,529
Mastercard Inc., Class A	2,039	801,939
Paychex Inc.	3,600	402,732
Science Applications International Corp.	22,000	2,474,560
Thoughtworks Holding Inc.(a)	13,200	99,660
Verisk Analytics Inc.	13,500	3,051,405
Visa Inc., Class A	5,730	1,360,760
		27,106,068
Telecommunications (0.14%)
AT&T Inc.	192,400	3,068,780
Tobacco & Cannabis (0.00%)
Altria Group Inc.	1,400	63,420
Transportation & Logistics (0.31%)
American Airlines Group Inc.(a)	100	1,794
Expeditors International of Washington Inc.	4,800	581,424
Landstar System Inc.	11,700	2,252,718
Norfolk Southern Corp.	6,300	1,428,588
Union Pacific Corp.	12,066	2,468,945
United Parcel Service Inc., Class B	1,100	197,175
		6,930,644
Transportation Equipment (0.00%)
Westinghouse Air Brake Technologies Corp.	676	74,137
Wholesale - Consumer Staples (2.05%)
Archer-Daniels-Midland Co.	604,761	45,695,741
Total Common Stocks (cost $339,401,949)		1,563,774,569
	Principal amount	Value
Corporate Bonds (8.86%)
Aerospace & Defense (0.15%)
Boeing (The) Co. 2.850%, 10/30/2024	$ 250,000	240,304

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Aerospace & Defense (Cont.)
2.250%, 06/15/2026	$ 500,000	$ 454,873
General Dynamics Corp. 2.375%, 11/15/2024	250,000	239,663
2.125%, 08/15/2026	250,000	230,251
2.625%, 11/15/2027	250,000	228,866
3.750%, 05/15/2028	200,000	191,551
Northrop Grumman Corp. 2.930%, 01/15/2025	250,000	240,242
3.250%, 01/15/2028	250,000	233,145
Precision Castparts Corp. 3.250%, 06/15/2025	250,000	241,488
Raytheon Technologies Corp. 3.125%, 05/04/2027	250,000	234,158
2.250%, 07/01/2030	250,000	210,871
5.150%, 02/27/2033	250,000	253,417
Lockheed Martin Corp. 5.250%, 01/15/2033	250,000	258,992
		3,257,821
Apparel & Textile Products (0.02%)
NIKE Inc. 2.375%, 11/01/2026	500,000	464,459
		464,459
Asset Management (0.06%)
Charles Schwab (The) Corp. 0.900%, 03/11/2026	250,000	220,844
5.853%, 05/19/2034	150,000	152,233
OWL Rock Core Income Corp. 7.750%, 09/16/2027(b)	250,000	248,735
BlackRock Inc. 2.400%, 04/30/2030	250,000	216,325
4.750%, 05/25/2033	150,000	147,392
Ameriprise Financial Inc. 4.500%, 05/13/2032	250,000	239,405
		1,224,934
Automotive (0.10%)
American Honda Finance Corp. 2.300%, 09/09/2026	500,000	459,333
3.500%, 02/15/2028	500,000	470,260
Toyota Motor Credit Corp. 3.050%, 01/11/2028	500,000	463,199
3.650%, 01/08/2029	1,000,000	939,597
		2,332,389
Banking (1.81%)
Bank of Montreal 4.250%, 09/14/2024	250,000	245,075
5.200%, 12/12/2024	250,000	247,908
5.300%, 06/05/2026	250,000	249,419
Westpac Banking Corp. 5.350%, 10/18/2024	250,000	249,660
5.457%, 11/18/2027	250,000	253,705
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
Royal Bank of Canada 5.660%, 10/25/2024	$ 250,000	$ 249,899
4.950%, 04/25/2025	250,000	246,789
6.000%, 11/01/2027	250,000	256,017
National Australia Bank Ltd. 5.132%, 11/22/2024	250,000	248,850
4.944%, 01/12/2028	250,000	249,862
Bank of Nova Scotia (The) 5.250%, 12/06/2024	250,000	247,781
4.750%, 02/02/2026	250,000	246,121
4.850%, 02/01/2030	250,000	241,182
Commonwealth Bank of Australia 5.079%, 01/10/2025	250,000	249,107
5.316%, 03/13/2026	250,000	250,690
Cooperatieve Rabobank U.A. 5.000%, 01/13/2025	250,000	248,016
National Bank of Canada 5.250%, 01/17/2025	250,000	247,768
JPMorgan Chase & Co. 3.125%, 01/23/2025	1,000,000	967,248
1.561%, 12/10/2025	1,000,000	936,298
5.546%, 12/15/2025	250,000	248,944
3.300%, 04/01/2026	1,000,000	952,677
4.080%, 04/26/2026	1,000,000	971,765
3.702%, 05/06/2030	500,000	458,214
4.565%, 06/14/2030	1,000,000	960,793
2.739%, 10/15/2030	250,000	215,356
1.953%, 02/04/2032	500,000	398,395
2.580%, 04/22/2032	500,000	415,309
2.545%, 11/08/2032	500,000	409,662
2.963%, 01/25/2033	1,000,000	842,413
4.586%, 04/26/2033	500,000	476,646
4.912%, 07/25/2033	500,000	488,587
5.717%, 09/14/2033	250,000	253,623
5.350%, 06/01/2034	250,000	251,992
HSBC U.S.A. Inc. 5.625%, 03/17/2025	250,000	248,884
Canadian Imperial Bank of Commerce 5.144%, 04/28/2025	250,000	247,936
PNC Bank N.A. 3.250%, 06/01/2025	500,000	476,480
3.100%, 10/25/2027	1,000,000	915,154
KeyBank N.A. 4.150%, 08/08/2025	250,000	231,024
5.850%, 11/15/2027	250,000	235,418
Toronto-Dominion Bank (The) 0.750%, 01/06/2026	250,000	223,208
5.103%, 01/09/2026	250,000	249,010
4.693%, 09/15/2027	250,000	244,676
Sumitomo Mitsui Financial Group Inc. 5.464%, 01/13/2026	200,000	199,332
5.520%, 01/13/2028	250,000	250,957

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
Citigroup Inc.(Variable, U.S. SOFR + 0.69%)(c) 2.014%, 01/25/2026	$ 250,000	$ 234,849
3.290%, 03/17/2026	250,000	239,078
5.610%, 09/29/2026	250,000	249,660
3.070%, 02/24/2028	1,000,000	920,241
2.561%, 05/01/2032	500,000	408,263
3.057%, 01/25/2033	500,000	417,437
3.785%, 03/17/2033	500,000	441,754
4.910%, 05/24/2033	500,000	483,828
6.174%, 05/25/2034	250,000	252,178
Manufacturers & Traders Trust Co. 4.650%, 01/27/2026	250,000	238,803
4.700%, 01/27/2028	250,000	233,774
Mitsubishi UFJ Financial Group Inc. 5.719%, 02/20/2026(c)	250,000	248,657
Bank of America Corp.(Variable, U.S. SOFR + 1.33%)(c) 3.384%, 04/02/2026	1,000,000	958,505
4.827%, 07/22/2026	250,000	245,739
5.080%, 01/20/2027	250,000	246,165
1.734%, 07/22/2027	500,000	446,382
5.202%, 04/25/2029	250,000	247,268
2.087%, 06/14/2029	1,000,000	853,159
3.974%, 02/07/2030	1,000,000	925,859
3.194%, 07/23/2030	500,000	440,703
2.572%, 10/20/2032	500,000	407,250
2.972%, 02/04/2033	500,000	416,813
4.571%, 04/27/2033	500,000	470,122
5.015%, 07/22/2033	500,000	489,122
5.288%, 04/25/2034	250,000	247,677
2.482%, 09/21/2036	1,000,000	765,032
3.846%, 03/08/2037	1,000,000	855,124
Morgan Stanley Bank N.A. 4.754%, 04/21/2026	250,000	246,318
Wells Fargo & Co. 3.000%, 04/22/2026	1,000,000	940,299
4.540%, 08/15/2026	250,000	244,273
3.000%, 10/23/2026	1,500,000	1,392,396
3.584%, 05/22/2028	364,000	339,009
4.150%, 01/24/2029	636,000	602,749
3.350%, 03/02/2033	500,000	427,927
4.897%, 07/25/2033	500,000	479,606
Bank of New York Mellon (The) 5.148%, 05/22/2026(c)	250,000	248,428
Deutsche Bank AG(Variable, U.S. SOFR + 3.19%)(c) 6.119%, 07/14/2026	200,000	197,773
3.742%, 01/07/2033	250,000	183,343
U.S. Bancorp 2.375%, 07/22/2026	1,000,000	913,359
5.727%, 10/21/2026	100,000	99,943
3.150%, 04/27/2027	1,000,000	924,061
3.900%, 04/26/2028	1,000,000	939,931
5.775%, 06/12/2029	250,000	249,925
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
Barclays PLC(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.05%)(c) 7.325%, 11/02/2026	$ 200,000	$ 204,468
5.829%, 05/09/2027	250,000	246,601
HSBC Holdings PLC(Variable, U.S. SOFR + 3.03%)(c) 7.336%, 11/03/2026	200,000	205,870
5.210%, 08/11/2028	250,000	244,441
6.161%, 03/09/2029	250,000	252,128
5.402%, 08/11/2033	250,000	244,416
6.254%, 03/09/2034	250,000	256,262
NatWest Group PLC(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.85%)(c) 7.472%, 11/10/2026	200,000	204,551
5.847%, 03/02/2027	200,000	197,809
Banco Santander SA 5.294%, 08/18/2027	200,000	196,077
PNC Financial Services Group (The) Inc. 5.582%, 06/12/2029(c)	250,000	248,824
		40,312,079
Beverages (0.23%)
PepsiCo Inc. 3.500%, 07/17/2025	500,000	486,208
2.850%, 02/24/2026	500,000	476,323
1.400%, 02/25/2031	1,500,000	1,207,116
Coca-Cola (The) Co. 2.900%, 05/25/2027	500,000	473,027
2.125%, 09/06/2029	1,000,000	876,718
2.000%, 03/05/2031	1,000,000	840,190
1.375%, 03/15/2031	1,000,000	801,019
		5,160,601
Biotechnology & Pharmaceuticals (0.49%)
Eli Lilly & Co. 2.750%, 06/01/2025	472,000	452,465
3.100%, 05/15/2027	500,000	475,068
3.375%, 03/15/2029	407,000	382,402
AstraZeneca PLC 3.375%, 11/16/2025	1,000,000	961,512
1.375%, 08/06/2030	1,000,000	804,599
Novartis Capital Corp. 3.000%, 11/20/2025	1,000,000	956,541
Johnson & Johnson 2.450%, 03/01/2026	500,000	472,206
2.900%, 01/15/2028	500,000	470,761
1.300%, 09/01/2030	1,000,000	821,341
Amgen Inc. 2.600%, 08/19/2026	500,000	462,920
3.200%, 11/02/2027	500,000	466,906
GlaxoSmithKline Capital Inc. 3.875%, 05/15/2028	1,000,000	961,605

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Biotechnology & Pharmaceuticals (Cont.)
Sanofi 3.625%, 06/19/2028	$ 500,000	$ 481,525
Merck & Co. Inc. 3.400%, 03/07/2029	1,000,000	935,859
1.450%, 06/24/2030	500,000	407,701
Pfizer Inc. 3.450%, 03/15/2029	1,000,000	941,466
Bristol-Myers Squibb Co. 3.400%, 07/26/2029	619,000	574,962
		11,029,839
Cable & Satellite (0.08%)
Comcast Corp. 2.350%, 01/15/2027	1,000,000	918,166
1.500%, 02/15/2031	1,000,000	795,443
		1,713,609
Chemicals (0.16%)
Linde Inc. 3.200%, 01/30/2026	500,000	482,908
Ecolab Inc. 2.700%, 11/01/2026	500,000	470,032
3.250%, 12/01/2027	500,000	470,298
1.300%, 01/30/2031	1,000,000	783,928
PPG Industries Inc. 3.750%, 03/15/2028	500,000	474,230
E.I. du Pont de Nemours and Co. 2.300%, 07/15/2030	1,000,000	834,612
		3,516,008
Diversified Industrials (0.10%)
Emerson Electric Co. 3.150%, 06/01/2025	500,000	479,333
1.950%, 10/15/2030	500,000	414,845
3M Co. 3.000%, 08/07/2025	250,000	238,658
2.250%, 09/19/2026	250,000	229,186
3.375%, 03/01/2029	250,000	229,332
Dover Corp. 3.150%, 11/15/2025	250,000	236,315
Honeywell International Inc. 2.500%, 11/01/2026	250,000	233,412
1.950%, 06/01/2030	250,000	210,085
		2,271,166
E-Commerce Discretionary (0.02%)
Amazon.com Inc. 3.150%, 08/22/2027	500,000	470,429
		470,429
Electric Utilities (0.49%)
Interstate Power and Light Co. 3.250%, 12/01/2024	250,000	241,309
2.300%, 06/01/2030	500,000	415,340
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
DTE Electric Co. 3.375%, 03/01/2025	$ 250,000	$ 242,110
Arizona Public Service Co. 3.150%, 05/15/2025	250,000	238,707
Pacific Gas and Electric Co. 3.500%, 06/15/2025	250,000	236,649
3.450%, 07/01/2025	250,000	236,043
3.300%, 12/01/2027	250,000	219,172
3.750%, 07/01/2028	250,000	223,995
Duke Energy Progress LLC 3.250%, 08/15/2025	250,000	239,810
Louisville Gas and Electric Co. 3.300%, 10/01/2025	250,000	239,831
Florida Power & Light Co. 3.125%, 12/01/2025	250,000	238,967
Virginia Electric and Power Co. 3.150%, 01/15/2026	250,000	238,208
3.800%, 04/01/2028	250,000	236,848
Georgia Power Co. 3.250%, 04/01/2026	250,000	237,022
San Diego Gas & Electric Co. 2.500%, 05/15/2026	250,000	233,432
Evergy Kansas Central Inc. 2.550%, 07/01/2026	250,000	231,508
3.100%, 04/01/2027	250,000	233,357
CenterPoint Energy Houston Electric LLC 2.400%, 09/01/2026	250,000	229,708
Duke Energy Carolinas LLC 2.950%, 12/01/2026	250,000	234,901
AEP Transmission Co. LLC 3.100%, 12/01/2026	250,000	234,233
Public Service Electric and Gas Co. 3.000%, 05/15/2027	250,000	233,670
3.700%, 05/01/2028	250,000	237,822
Commonwealth Edison Co. 2.950%, 08/15/2027	250,000	231,039
Southern California Edison Co. 3.650%, 03/01/2028	250,000	233,217
Ameren Illinois Co. 3.800%, 05/15/2028	250,000	238,116
Indiana Michigan Power Co. 3.850%, 05/15/2028	250,000	236,660
AEP Texas Inc. 3.950%, 06/01/2028	250,000	234,668
Duke Energy Ohio Inc. 3.650%, 02/01/2029	250,000	232,199
Union Electric Co. 3.500%, 03/15/2029	500,000	460,129
MidAmerican Energy Co. 3.650%, 04/15/2029	1,000,000	928,662

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
Alabama Power Co. 1.450%, 09/15/2030	$ 500,000	$ 395,720
Public Service Co. of Colorado 1.875%, 06/15/2031	3,000,000	2,392,207
		10,935,259
Electric, Gas Marketing & Trading (0.05%)
PECO Energy Co. 3.150%, 10/15/2025	250,000	238,973
Consolidated Edison Co. of New York Inc. 3.125%, 11/15/2027	250,000	232,231
3.800%, 05/15/2028	250,000	237,331
Evergy Metro Inc. 2.250%, 06/01/2030	500,000	415,875
		1,124,410
Electrical Equipment (0.02%)
ABB Finance U.S.A. Inc. 3.800%, 04/03/2028	250,000	241,748
Rockwell Automation Inc. 3.500%, 03/01/2029	250,000	235,575
		477,323
Entertainment Content (0.06%)
Warnermedia Holdings Inc. 3.638%, 03/15/2025	500,000	482,262
6.412%, 03/15/2026	500,000	500,413
4.279%, 03/15/2032	500,000	443,438
		1,426,113
Food (0.30%)
J.M. Smucker (The) Co. 3.500%, 03/15/2025	1,000,000	966,226
3.375%, 12/15/2027	500,000	467,651
Hershey (The) Co. 3.200%, 08/21/2025	1,000,000	961,423
2.300%, 08/15/2026	500,000	466,702
General Mills Inc. 3.200%, 02/10/2027	500,000	471,966
4.200%, 04/17/2028	1,000,000	970,533
Kellogg Co. 3.400%, 11/15/2027	500,000	468,182
4.300%, 05/15/2028	1,000,000	965,206
2.100%, 06/01/2030	500,000	414,308
Campbell Soup Co. 4.150%, 03/15/2028	500,000	478,625
		6,630,822
Gas & Water Utilities (0.12%)
Southern California Gas Co. 3.200%, 06/15/2025	500,000	478,644
Southwest Gas Corp. 3.700%, 04/01/2028	1,000,000	927,381
	Principal amount	Value
Corporate Bonds (Cont.)
Gas & Water Utilities (Cont.)
2.200%, 06/15/2030	$ 500,000	$ 406,135
Atmos Energy Corp. 2.625%, 09/15/2029	1,000,000	879,041
		2,691,201
Health Care Facilities & Services (0.18%)
UnitedHealth Group Inc. 5.000%, 10/15/2024	500,000	498,115
5.150%, 10/15/2025	250,000	250,692
3.700%, 05/15/2027	250,000	240,996
5.250%, 02/15/2028	250,000	254,881
4.000%, 05/15/2029	250,000	238,914
5.300%, 02/15/2030	250,000	256,127
4.200%, 05/15/2032	250,000	238,665
Elevance Health Inc. 5.350%, 10/15/2025	250,000	249,458
4.900%, 02/08/2026	500,000	491,779
5.500%, 10/15/2032	250,000	257,003
4.750%, 02/15/2033	250,000	242,814
Humana Inc. 5.750%, 03/01/2028	250,000	254,373
3.700%, 03/23/2029	250,000	228,969
Centene Corp. 2.450%, 07/15/2028	250,000	213,689
		3,916,475
Household Products (0.33%)
Unilever Capital Corp. 3.100%, 07/30/2025	1,000,000	958,599
2.000%, 07/28/2026	500,000	461,398
2.900%, 05/05/2027	500,000	467,097
3.500%, 03/22/2028	1,000,000	955,609
1.375%, 09/14/2030	500,000	400,642
Kimberly-Clark Corp. 3.050%, 08/15/2025	500,000	480,464
2.750%, 02/15/2026	500,000	473,333
Procter & Gamble (The) Co. 2.700%, 02/02/2026	500,000	478,630
Clorox (The) Co. 3.100%, 10/01/2027	500,000	462,962
3.900%, 05/15/2028	500,000	476,972
Estee Lauder (The) Cos. Inc. 2.375%, 12/01/2029	1,000,000	864,606
1.950%, 03/15/2031	1,000,000	821,093
		7,301,405
Institutional Financial Services (0.97%)
Goldman Sachs Group (The) Inc. 5.700%, 11/01/2024	250,000	249,581
3.500%, 04/01/2025	1,000,000	960,590
2.640%, 02/24/2028	1,000,000	907,345
3.615%, 03/15/2028	1,000,000	938,272
4.482%, 08/23/2028	250,000	241,704
2.615%, 04/22/2032	500,000	410,060
2.383%, 07/21/2032	500,000	400,499

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Institutional Financial Services (Cont.)
3.102%, 02/24/2033	$ 500,000	$ 422,377
State Street Corp. 3.300%, 12/16/2024	1,000,000	965,043
3.550%, 08/18/2025	500,000	481,726
4.857%, 01/26/2026	250,000	246,282
5.104%, 05/18/2026	250,000	248,096
2.650%, 05/19/2026	1,000,000	937,107
Blackstone Private Credit Fund 4.700%, 03/24/2025	250,000	240,783
7.050%, 09/29/2025	500,000	498,703
3.250%, 03/15/2027	500,000	432,061
4.000%, 01/15/2029	250,000	211,911
Bank of New York Mellon (The) Corp. 3.350%, 04/25/2025	250,000	240,392
2.800%, 05/04/2026	500,000	470,279
2.450%, 08/17/2026	500,000	460,112
4.947%, 04/26/2027	100,000	98,766
3.400%, 01/29/2028	2,000,000	1,870,351
Intercontinental Exchange Inc. 3.650%, 05/23/2025	250,000	244,630
4.000%, 09/15/2027	250,000	243,709
4.350%, 06/15/2029	250,000	244,866
4.600%, 03/15/2033	250,000	242,459
Nomura Holdings Inc. 5.099%, 07/03/2025	250,000	245,346
5.709%, 01/09/2026	250,000	247,769
5.842%, 01/18/2028	500,000	500,951
6.181%, 01/18/2033	250,000	257,948
Morgan Stanley(Variable, U.S. SOFR + 0.56%)(c) 1.164%, 10/21/2025	1,000,000	934,626
4.679%, 07/17/2026	250,000	245,322
6.138%, 10/16/2026	100,000	101,008
5.050%, 01/28/2027	250,000	247,917
1.512%, 07/20/2027	250,000	221,492
4.210%, 04/20/2028	1,000,000	960,646
5.123%, 02/01/2029	250,000	246,559
5.164%, 04/20/2029	250,000	246,946
4.431%, 01/23/2030	1,000,000	951,436
2.699%, 01/22/2031	1,000,000	850,493
2.239%, 07/21/2032	500,000	397,393
2.943%, 01/21/2033	250,000	207,807
4.889%, 07/20/2033	500,000	481,225
6.342%, 10/18/2033	500,000	531,902
2.484%, 09/16/2036	1,000,000	758,740
		21,543,230
Insurance (0.16%)
Berkshire Hathaway Finance Corp. 2.300%, 03/15/2027	250,000	233,775
Progressive (The) Corp. 2.500%, 03/15/2027	250,000	229,208
Aon Corp./Aon Global Holdings PLC 2.850%, 05/28/2027	250,000	228,590
5.350%, 02/28/2033	250,000	251,821
	Principal amount	Value
Corporate Bonds (Cont.)
Insurance (Cont.)
Willis North America Inc. 4.650%, 06/15/2027	$ 250,000	$ 242,803
F&G Annuities & Life Inc. 7.400%, 01/13/2028(b)	250,000	249,677
Corebridge Financial Inc. 3.850%, 04/05/2029	250,000	224,829
3.900%, 04/05/2032	250,000	217,224
6.875%, 12/15/2052	250,000	239,622
MetLife Inc. 4.550%, 03/23/2030	250,000	244,293
Aflac Inc. 3.600%, 04/01/2030	250,000	229,351
American International Group Inc. 5.125%, 03/27/2033	250,000	244,136
Allstate (The) Corp. 5.250%, 03/30/2033	250,000	249,262
Prudential Financial Inc.(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.16%)(c) 5.125%, 03/01/2052	250,000	225,718
6.000%, 09/01/2052	250,000	237,481
		3,547,790
Internet Media & Services (0.11%)
Alphabet Inc. 1.998%, 08/15/2026	500,000	462,788
Meta Platforms Inc. 3.500%, 08/15/2027	500,000	474,717
4.600%, 05/15/2028	500,000	494,457
4.800%, 05/15/2030	500,000	500,366
3.850%, 08/15/2032	500,000	464,422
		2,396,750
Leisure Facilities & Services (0.04%)
McDonald's Corp. 3.800%, 04/01/2028	1,000,000	958,218
		958,218
Machinery (0.15%)
Caterpillar Financial Services Corp. 3.250%, 12/01/2024	500,000	485,286
Eaton Corp. 3.103%, 09/15/2027	500,000	468,966
John Deere Capital Corp. 3.050%, 01/06/2028	500,000	468,833
2.450%, 01/09/2030	1,000,000	878,447
Caterpillar Inc. 2.600%, 09/19/2029	1,000,000	900,295
Regal Rexnord Corp. 6.400%, 04/15/2033(b)	250,000	249,789
		3,451,616
Medical Equipment & Devices (0.13%)
Abbott Laboratories 2.950%, 03/15/2025	1,000,000	967,664

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Medical Equipment & Devices (Cont.)
Stryker Corp. 3.500%, 03/15/2026	$ 500,000	$ 479,646
3.650%, 03/07/2028	500,000	475,432
Thermo Fisher Scientific Inc. 2.600%, 10/01/2029	1,000,000	881,756
		2,804,498
Oil & Gas Producers (0.36%)
Exxon Mobil Corp. 2.709%, 03/06/2025	1,000,000	959,853
3.482%, 03/19/2030	1,000,000	937,921
Shell International Finance B.V. 3.250%, 05/11/2025	1,000,000	966,539
2.875%, 05/10/2026	500,000	476,195
2.750%, 04/06/2030	1,000,000	892,910
Chevron Corp. 3.326%, 11/17/2025	1,000,000	965,696
TransCanada PipeLines Ltd. 4.875%, 01/15/2026	1,000,000	987,980
4.250%, 05/15/2028	500,000	476,980
TotalEnergies Capital International S.A. 3.455%, 02/19/2029	1,000,000	929,700
Equinor ASA 2.375%, 05/22/2030	500,000	434,012
		8,027,786
Oil, Gas Services & Equipment (0.06%)
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc. 3.337%, 12/15/2027	500,000	463,222
Schlumberger Investment S.A. 2.650%, 06/26/2030	1,000,000	873,813
		1,337,035
Real Estate Investment Trusts (0.35%)
Realty Income Corp. 5.050%, 01/13/2026	250,000	247,795
4.700%, 12/15/2028	250,000	242,173
4.850%, 03/15/2030	250,000	241,675
5.625%, 10/13/2032	250,000	252,653
Prologis L.P. 3.250%, 06/30/2026	250,000	236,707
3.375%, 12/15/2027	250,000	232,361
4.000%, 09/15/2028	250,000	239,642
2.875%, 11/15/2029	250,000	218,813
1.750%, 07/01/2030	250,000	200,850
4.750%, 06/15/2033	250,000	244,203
Public Storage 1.500%, 11/09/2026	250,000	223,769
Boston Properties L.P. 6.750%, 12/01/2027	250,000	252,827
Digital Realty Trust L.P. 5.550%, 01/15/2028	250,000	246,307
	Principal amount	Value
Corporate Bonds (Cont.)
Real Estate Investment Trusts (Cont.)
Hudson Pacific Properties L.P. 5.950%, 02/15/2028	$ 250,000	$ 198,752
American Tower Corp. 5.500%, 03/15/2028	500,000	496,521
5.250%, 07/15/2028	500,000	494,075
5.650%, 03/15/2033	500,000	507,008
Brandywine Operating Partnership L.P. 7.550%, 03/15/2028	250,000	224,932
Extra Space Storage L.P. 5.700%, 04/01/2028	250,000	249,754
3.900%, 04/01/2029	250,000	227,725
5.500%, 07/01/2030	250,000	247,931
Rexford Industrial Realty L.P. 5.000%, 06/15/2028	250,000	242,751
Kimco Realty OP LLC 3.200%, 04/01/2032	250,000	206,984
American Homes 4 Rent L.P. 3.625%, 04/15/2032	250,000	216,048
Invitation Homes Operating Partnership L.P. 4.150%, 04/15/2032	250,000	223,883
Welltower OP LLC 3.850%, 06/15/2032	250,000	220,222
Healthpeak OP LLC 5.250%, 12/15/2032	250,000	243,284
Sun Communities Operating L.P. 5.700%, 01/15/2033	250,000	243,500
Simon Property Group L.P. 5.500%, 03/08/2033	250,000	248,219
Crown Castle Inc. 5.100%, 05/01/2033	250,000	245,671
		7,817,035
Retail - Consumer Staples (0.09%)
Target Corp. 3.500%, 07/01/2024	1,000,000	981,839
2.500%, 04/15/2026	500,000	473,291
Costco Wholesale Corp. 3.000%, 05/18/2027	500,000	474,731
		1,929,861
Retail - Discretionary (0.17%)
Home Depot (The) Inc. 3.350%, 09/15/2025	1,000,000	964,915
3.000%, 04/01/2026	500,000	478,241
Lowe's Cos. Inc. 3.375%, 09/15/2025	1,000,000	957,857
2.500%, 04/15/2026	500,000	467,622
TJX (The) Cos. Inc. 2.250%, 09/15/2026	1,000,000	922,557
		3,791,192

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Semiconductors (0.17%)
Texas Instruments Inc. 4.700%, 11/18/2024	$ 250,000	$ 249,321
2.900%, 11/03/2027	500,000	465,793
4.900%, 03/14/2033	250,000	256,146
Intel Corp. 3.700%, 07/29/2025	1,000,000	972,506
4.875%, 02/10/2026	250,000	249,275
1.600%, 08/12/2028	250,000	215,192
5.200%, 02/10/2033	250,000	252,369
QUALCOMM Inc. 3.250%, 05/20/2027	500,000	473,456
5.400%, 05/20/2033	250,000	263,233
Micron Technology Inc. 5.375%, 04/15/2028	250,000	247,588
5.875%, 02/09/2033	250,000	248,751
		3,893,630
Software (0.12%)
Oracle Corp. 2.650%, 07/15/2026	500,000	462,238
3.250%, 11/15/2027	500,000	463,861
4.500%, 05/06/2028	250,000	243,238
6.250%, 11/09/2032	250,000	265,373
4.900%, 02/06/2033	250,000	242,676
Microsoft Corp. 2.400%, 08/08/2026	500,000	469,247
3.300%, 02/06/2027	500,000	480,824
		2,627,457
Specialty Finance (0.16%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.650%, 10/29/2024	500,000	469,855
1.750%, 01/30/2026	250,000	224,402
2.450%, 10/29/2026	500,000	446,575
3.300%, 01/30/2032	500,000	409,049
American Express Co. 2.250%, 03/04/2025	250,000	236,777
3.950%, 08/01/2025	1,000,000	970,562
4.900%, 02/13/2026	250,000	247,433
4.990%, 05/01/2026	250,000	246,895
Air Lease Corp. 5.300%, 02/01/2028	250,000	245,317
		3,496,865
Technology Hardware (0.13%)
Hewlett Packard Enterprise Co. 5.900%, 10/01/2024	250,000	250,072
6.102%, 04/01/2026	250,000	250,645
Cisco Systems Inc. 3.500%, 06/15/2025	500,000	485,251
2.950%, 02/28/2026	500,000	479,939
Arrow Electronics Inc. 6.125%, 03/01/2026	250,000	249,408
	Principal amount	Value
Corporate Bonds (Cont.)
Technology Hardware (Cont.)
Apple Inc. 4.000%, 05/10/2028	$ 250,000	$ 245,938
1.400%, 08/05/2028	250,000	215,786
4.300%, 05/10/2033	250,000	248,650
Jabil Inc. 5.450%, 02/01/2029	250,000	248,070
Dell International LLC/EMC Corp. 5.750%, 02/01/2033	250,000	252,397
		2,926,156
Technology Services (0.40%)
Fidelity National Information Services Inc. 4.500%, 07/15/2025	250,000	244,393
Automatic Data Processing Inc. 3.375%, 09/15/2025	1,000,000	966,851
Visa Inc. 3.150%, 12/14/2025	1,000,000	958,530
1.100%, 02/15/2031	1,000,000	787,735
International Business Machines Corp. 4.500%, 02/06/2026	250,000	246,447
1.950%, 05/15/2030	600,000	497,014
4.750%, 02/06/2033	250,000	245,281
Mastercard Inc. 2.950%, 11/21/2026	500,000	472,364
4.875%, 03/09/2028	250,000	252,827
4.850%, 03/09/2033	250,000	254,191
Fiserv Inc. 5.450%, 03/02/2028	250,000	251,221
5.600%, 03/02/2033	250,000	254,453
Equifax Inc. 5.100%, 06/01/2028	250,000	246,244
Kyndryl Holdings Inc. 2.700%, 10/15/2028	250,000	203,421
RELX Capital Inc. 4.000%, 03/18/2029	1,000,000	953,436
3.000%, 05/22/2030	500,000	445,755
S&P Global Inc. 2.500%, 12/01/2029	1,000,000	871,469
1.250%, 08/15/2030	1,000,000	787,509
		8,939,141
Telecommunications (0.23%)
Rogers Communications Inc. 2.950%, 03/15/2025(b)	500,000	474,574
AT&T Inc. 1.650%, 02/01/2028	1,000,000	859,422
4.350%, 03/01/2029	500,000	480,326
T-Mobile U.S.A. Inc. 4.950%, 03/15/2028	500,000	492,032
4.800%, 07/15/2028	500,000	489,670
2.400%, 03/15/2029	500,000	429,753
2.700%, 03/15/2032	500,000	413,015

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Telecommunications (Cont.)
Verizon Communications Inc. 4.329%, 09/21/2028	$ 1,012,000	$ 975,572
3.875%, 02/08/2029	500,000	468,943
		5,083,307
Transportation & Logistics (0.25%)
Union Pacific Corp. 3.250%, 08/15/2025	500,000	480,718
2.750%, 03/01/2026	500,000	472,864
3.000%, 04/15/2027	500,000	469,936
3.950%, 09/10/2028	500,000	484,513
3.700%, 03/01/2029	500,000	477,185
Canadian National Railway Co. 2.750%, 03/01/2026	500,000	470,982
Norfolk Southern Corp. 2.900%, 06/15/2026	500,000	470,289
3.150%, 06/01/2027	500,000	468,341
United Parcel Service Inc. 2.400%, 11/15/2026	500,000	465,457
3.050%, 11/15/2027	500,000	470,848
2.500%, 09/01/2029	1,000,000	885,104
		5,616,237
Wholesale - Consumer Staples (0.04%)
Sysco Corp. 3.300%, 07/15/2026	500,000	472,259
3.250%, 07/15/2027	500,000	466,861
		939,120
Total Corporate Bonds (cost $207,982,506)		197,383,266
Foreign Government Bonds (1.43%)
African Development Bank
4.375%, 03/14/2028	250,000	250,482
3.375%, 07/07/2025	250,000	242,747
Asian Development Bank
3.125%, 08/20/2027	500,000	477,217
3.750%, 04/25/2028	500,000	488,435
4.125%, 09/27/2024	250,000	246,101
3.875%, 09/28/2032	250,000	247,450
4.250%, 01/09/2026	250,000	247,263
2.875%, 05/06/2025	250,000	240,500
Asian Infrastructure Investment Bank (The)
3.375%, 06/29/2025	250,000	241,239
4.000%, 01/18/2028	500,000	490,452
Canada Government International Bond 3.750%, 04/26/2028	500,000	489,312
Corp. Andina de Fomento 4.750%, 04/01/2026	250,000	244,882
	Principal amount	Value
Foreign Government Bonds (Cont.)
Council Of Europe Development Bank
3.000%, 06/16/2025	$ 250,000	$ 240,533
3.750%, 05/25/2026	250,000	244,181
European Bank for Reconstruction & Development 4.375%, 03/09/2028	500,000	501,933
European Investment Bank
1.750%, 03/15/2029	1,000,000	875,700
3.250%, 11/15/2027	1,000,000	959,991
1.375%, 03/15/2027	250,000	223,854
3.625%, 07/15/2030	250,000	242,803
1.625%, 03/14/2025	250,000	236,101
3.750%, 02/14/2033	500,000	492,330
3.875%, 03/15/2028	500,000	491,912
Export Development Canada
4.375%, 06/29/2026	1,000,000	994,160
3.875%, 02/14/2028	500,000	490,945
3.375%, 08/26/2025	250,000	242,514
Inter-American Development Bank
1.125%, 01/13/2031	500,000	404,366
3.500%, 04/12/2033	500,000	479,844
1.750%, 03/14/2025	250,000	236,403
Inter-American Investment Corp.
4.125%, 02/15/2028	250,000	245,937
2.625%, 04/22/2025	250,000	238,698
International Bank for Reconstruction & Development
0.625%, 04/22/2025	1,000,000	924,323
0.375%, 07/28/2025	1,000,000	912,819
1.125%, 09/13/2028	1,000,000	853,984
1.375%, 04/20/2028	1,000,000	874,920
2.500%, 03/29/2032	1,000,000	892,396
1.625%, 11/03/2031	500,000	417,117
3.875%, 02/14/2030	500,000	492,122
3.500%, 07/12/2028	500,000	482,696
3.625%, 09/21/2029	250,000	242,574
International Finance Corp. 3.625%, 09/15/2025	250,000	244,051
Japan Bank for International Cooperation
4.250%, 01/26/2026	250,000	245,751
4.250%, 04/27/2026	250,000	245,434
Japan International Cooperation Agency 4.000%, 05/23/2028	250,000	241,741
Kreditanstalt fuer Wiederaufbau
3.375%, 08/23/2024	1,000,000	976,912
3.125%, 06/10/2025	1,000,000	965,559
0.375%, 07/18/2025	1,000,000	913,093

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)
	Principal amount	Value
Foreign Government Bonds (Cont.)
Kreditanstalt fuer Wiederaufbau (Cont.)
1.250%, 01/31/2025	$ 1,000,000	$ 940,803
3.000%, 05/20/2027	500,000	474,236
3.625%, 04/01/2026	250,000	243,589
0.500%, 09/20/2024	500,000	471,433
3.750%, 02/15/2028	500,000	488,881
3.875%, 06/15/2028	250,000	245,576
Landwirtschaftliche Rentenbank 3.875%, 06/14/2028	250,000	246,098
Mexico Government International Bond 2.659%, 05/24/2031	1,000,000	831,304
Nordic Investment Bank 4.375%, 03/14/2028	250,000	251,043
Oesterreichische Kontrollbank AG
4.625%, 11/03/2025	250,000	248,725
4.125%, 01/20/2026	250,000	246,108
4.250%, 03/01/2028	250,000	249,185
Philippine Government International Bond 4.625%, 07/17/2028	1,000,000	1,001,236
Province of Ontario Canada 2.500%, 04/27/2026	1,000,000	940,328
Province of Quebec Canada
2.500%, 04/20/2026	1,000,000	941,670
3.625%, 04/13/2028	250,000	241,007
Svensk Exportkredit AB
4.625%, 11/28/2025	1,000,000	992,040
4.000%, 07/15/2025	250,000	244,799
4.125%, 06/14/2028	750,000	740,710
4.375%, 02/13/2026	250,000	247,061
Total Foreign Government Bonds (cost $32,454,085)		31,959,609
Agency Securities (d) (0.63%)
Federal Farm Credit Banks
1.990%, 03/17/2031	500,000	417,347
1.125%, 01/06/2025	2,000,000	1,882,602
0.570%, 08/12/2025	1,000,000	912,590
2.900%, 05/09/2025	1,000,000	963,134
4.250%, 09/30/2025	1,050,000	1,037,114
Federal Home Loan Banks
2.875%, 09/13/2024	5,000,000	4,858,300
1.000%, 06/26/2026	3,000,000	2,691,323
Federal National Mortgage Association 0.875%, 08/05/2030	1,500,000	1,205,758
Total Agency Securities (cost $15,071,441)		13,968,168
	Principal amount	Value
U.S. Treasury Obligations (17.62%)
U.S. Treasury Bill 5.027%, 10/26/2023(e),(f)	$ 750,000	$ 737,542
U.S. Treasury Notes
3.000%, 07/31/2024	15,000,000	14,619,727
3.250%, 08/31/2024	5,000,000	4,879,883
4.375%, 10/31/2024	1,000,000	987,930
1.500%, 11/30/2024	10,000,000	9,494,531
4.500%, 11/30/2024	5,000,000	4,946,875
1.000%, 12/15/2024	2,000,000	1,882,266
4.250%, 12/31/2024	3,000,000	2,958,047
1.375%, 01/31/2025	15,000,000	14,146,289
1.125%, 02/28/2025	19,500,000	18,277,441
4.625%, 02/28/2025	1,000,000	992,227
2.875%, 04/30/2025	10,000,000	9,629,687
4.125%, 04/30/2025	3,000,000	2,941,641
2.875%, 05/31/2025	10,000,000	9,625,000
4.250%, 05/31/2025	2,000,000	1,974,844
2.750%, 06/30/2025	10,000,000	9,593,750
4.750%, 06/30/2025	3,000,000	2,986,289
4.250%, 10/15/2025	3,000,000	2,966,484
4.500%, 11/15/2025	5,000,000	4,974,023
4.000%, 12/15/2025	2,000,000	1,968,672
0.375%, 12/31/2025	7,000,000	6,309,570
4.000%, 02/15/2026	2,000,000	1,969,297
0.500%, 02/28/2026	10,000,000	8,982,812
0.750%, 03/31/2026	10,000,000	9,038,281
0.750%, 04/30/2026	10,000,000	9,004,687
3.625%, 05/15/2026	2,000,000	1,951,250
0.750%, 05/31/2026	10,000,000	8,982,422
0.875%, 06/30/2026	10,000,000	9,010,156
0.625%, 07/31/2026	10,000,000	8,908,984
1.125%, 10/31/2026	5,000,000	4,496,094
1.125%, 02/28/2027	10,000,000	8,923,437
0.625%, 03/31/2027	10,000,000	8,730,469
0.500%, 04/30/2027	10,000,000	8,667,187
3.250%, 06/30/2027	10,000,000	9,617,187
0.375%, 09/30/2027	10,000,000	8,510,937
4.125%, 10/31/2027	1,000,000	994,766
0.625%, 11/30/2027	5,000,000	4,282,227
3.875%, 11/30/2027	1,000,000	985,820
0.625%, 12/31/2027	5,000,000	4,272,656
3.875%, 12/31/2027	2,000,000	1,971,953
1.125%, 02/29/2028	5,000,000	4,357,422
4.000%, 02/29/2028	1,500,000	1,488,926
3.625%, 03/31/2028	1,000,000	976,719
1.250%, 04/30/2028	5,000,000	4,367,969
1.250%, 05/31/2028	5,000,000	4,361,328
1.000%, 07/31/2028	5,000,000	4,288,281
1.125%, 08/31/2028	10,000,000	8,616,016
1.375%, 10/31/2028	5,000,000	4,350,000
1.500%, 11/30/2028	5,000,000	4,373,438
1.750%, 01/31/2029	10,000,000	8,839,844
1.875%, 02/28/2029	5,000,000	4,446,289
2.375%, 03/31/2029	5,000,000	4,564,844
3.250%, 06/30/2029	5,000,000	4,783,594
3.125%, 08/31/2029	5,000,000	4,749,023
3.875%, 09/30/2029	2,000,000	1,980,313

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
4.000%, 10/31/2029	$ 1,500,000	$ 1,496,074
3.875%, 11/30/2029	3,000,000	2,972,813
3.875%, 12/31/2029	2,000,000	1,982,578
3.500%, 01/31/2030	2,000,000	1,940,703
4.000%, 02/28/2030	1,000,000	999,297
3.625%, 03/31/2030	1,000,000	978,203
3.500%, 04/30/2030	1,500,000	1,456,406
0.625%, 05/15/2030	12,000,000	9,613,125
3.750%, 05/31/2030	3,000,000	2,958,281
3.875%, 06/30/2030	2,000,000	1,973,438
0.625%, 08/15/2030	15,000,000	11,950,195
1.125%, 02/15/2031	5,000,000	4,111,719
2.875%, 05/15/2032	5,000,000	4,635,938
2.750%, 08/15/2032	18,500,000	16,960,019
4.125%, 11/15/2032	6,000,000	6,131,250
3.500%, 02/15/2033	6,500,000	6,331,406
3.375%, 05/15/2033	3,500,000	3,375,313
Total U.S. Treasury Obligations (cost $398,814,349)		392,604,104
	Shares	Value
Short-term Investments (1.13%)
Northern Institutional Treasury Portfolio (Premier Class), 4.95%(g)	25,300,623	25,300,623
Total Short-term Investments (cost $25,300,623)		25,300,623
TOTAL INVESTMENTS (99.84%) (cost $1,019,024,953)		2,224,990,339
OTHER ASSETS, NET OF LIABILITIES (0.16%)		3,578,437
NET ASSETS (100.00%)		$2,228,568,776
(a)	Non-income producing security.
(b)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of these securities amounted to $1,222,775 or 0.05% of net assets.
(c)	Floating rate security. The rate presented is the rate in effect at June 30, 2023, and the related index and spread are shown parenthetically for each security.
(d)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.
(e)	Security pledged as collateral to cover margin requirements for open futures contracts.
(f)	Discount rate at the time of purchase.
(g)	Rate shown is the 7-day yield as of June 30, 2023.
PLC –	Public Limited Company
ADR –	American Depositary Receipt
LLC –	Limited Liability Company
ASA –	Aksjeselskap (Norway: usb Stock Company)
At June 30, 2023, the Fund had open futures contracts as follows:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500	65	9/15/2023	USD	14,586,813	$443,757

ADVISERS INVESTMENT TRUST
STATE FARM INTERIM FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)
	Principal amount	Value
U.S. Treasury Obligations (99.48%)
U.S. Treasury Notes
0.375%, 07/15/2024	$2,000,000	$ 1,899,453
3.000%, 07/31/2024	2,619,000	2,552,604
1.750%, 07/31/2024	2,000,000	1,923,594
0.375%, 08/15/2024	4,804,000	4,545,034
2.375%, 08/15/2024	2,264,000	2,190,862
1.250%, 08/31/2024	2,000,000	1,907,578
3.250%, 08/31/2024	1,500,000	1,463,965
1.500%, 09/30/2024	5,000,000	4,770,703
4.250%, 09/30/2024	4,000,000	3,947,500
0.625%, 10/15/2024	2,908,000	2,739,768
1.500%, 10/31/2024	2,168,000	2,062,818
4.375%, 10/31/2024	2,000,000	1,975,859
2.250%, 10/31/2024	1,500,000	1,441,523
2.250%, 11/15/2024	3,939,000	3,782,671
0.750%, 11/15/2024	3,425,000	3,221,373
1.500%, 11/30/2024	3,000,000	2,848,359
4.500%, 11/30/2024	2,000,000	1,978,750
2.125%, 11/30/2024	1,000,000	957,656
1.000%, 12/15/2024	2,100,000	1,976,379
2.250%, 12/31/2024	2,022,000	1,936,065
1.750%, 12/31/2024	2,000,000	1,901,406
4.250%, 12/31/2024	1,500,000	1,479,023
1.125%, 01/15/2025	3,707,000	3,486,028
4.125%, 01/31/2025	2,500,000	2,460,742
1.375%, 01/31/2025	2,165,000	2,041,781
2.000%, 02/15/2025	4,592,000	4,371,010
1.500%, 02/15/2025	3,735,000	3,525,198
1.125%, 02/28/2025	2,395,000	2,244,845
4.625%, 02/28/2025	1,000,000	992,227
1.750%, 03/15/2025	3,502,000	3,312,673
0.500%, 03/31/2025	2,000,000	1,850,000
2.625%, 04/15/2025	3,249,000	3,116,502
4.125%, 04/30/2025	3,500,000	3,431,914
2.125%, 05/15/2025	6,157,000	5,847,226
2.750%, 05/15/2025	4,000,000	3,842,031
4.250%, 05/31/2025	3,000,000	2,962,266
2.875%, 06/15/2025	3,079,000	2,961,733
2.750%, 06/30/2025	3,259,000	3,126,603
4.750%, 06/30/2025	3,250,000	3,235,147
3.000%, 07/15/2025	6,550,000	6,312,818
3.125%, 08/15/2025	5,440,000	5,254,063
2.000%, 08/15/2025	4,699,000	4,433,029
0.250%, 09/30/2025	4,500,000	4,075,840
4.250%, 10/15/2025	4,000,000	3,955,313
2.250%, 11/15/2025	8,500,000	8,030,508
4.500%, 11/15/2025	3,500,000	3,481,816
4.000%, 12/15/2025	1,500,000	1,476,504
2.625%, 12/31/2025	4,409,000	4,199,056
0.375%, 12/31/2025	1,000,000	901,367
3.875%, 01/15/2026	1,000,000	981,328
2.625%, 01/31/2026	7,000,000	6,661,758
1.625%, 02/15/2026	6,000,000	5,560,313
4.000%, 02/15/2026	1,000,000	984,648
0.500%, 02/28/2026	700,000	628,797
2.250%, 03/31/2026	5,000,000	4,704,883
3.750%, 04/15/2026	2,000,000	1,957,500
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
2.375%, 04/30/2026	$1,000,000	$ 943,008
3.625%, 05/15/2026	5,000,000	4,878,125
1.625%, 05/15/2026	5,000,000	4,613,477
4.125%, 06/15/2026	2,000,000	1,979,844
1.875%, 06/30/2026	4,500,000	4,176,211
1.875%, 07/31/2026	5,338,000	4,942,237
0.750%, 08/31/2026	3,712,000	3,310,640
1.375%, 08/31/2026	2,000,000	1,819,844
0.875%, 09/30/2026	3,500,000	3,131,406
1.625%, 09/30/2026	1,314,000	1,203,696
1.125%, 10/31/2026	4,357,000	3,917,896
1.625%, 10/31/2026	3,775,000	3,452,356
1.250%, 11/30/2026	6,485,000	5,842,833
1.250%, 12/31/2026	5,580,000	5,022,000
1.500%, 01/31/2027	6,896,000	6,246,537
1.875%, 02/28/2027	5,222,000	4,786,697
2.500%, 03/31/2027	4,611,000	4,321,192
2.750%, 04/30/2027	3,426,000	3,236,365
2.625%, 05/31/2027	6,792,000	6,381,827
3.250%, 06/30/2027	6,500,000	6,251,172
2.750%, 07/31/2027	3,500,000	3,299,707
3.125%, 08/31/2027	7,000,000	6,694,570
4.125%, 09/30/2027	6,212,000	6,177,300
4.125%, 10/31/2027	5,000,000	4,973,828
3.875%, 11/30/2027	6,000,000	5,914,922
3.875%, 12/31/2027	4,650,000	4,584,791
3.500%, 01/31/2028	7,000,000	6,797,383
4.000%, 02/29/2028	8,500,000	8,437,246
3.625%, 03/31/2028	5,000,000	4,883,594
3.625%, 04/30/2028	5,000,000	4,858,594
2.875%, 05/15/2028	5,000,000	4,717,773
3.625%, 05/31/2028	6,000,000	5,868,750
4.000%, 06/30/2028	4,750,000	4,724,023
Total U.S. Treasury Obligations (cost $339,801,664)		322,300,254
	Shares	Value
Short-term Investments (0.27%)
Northern Institutional Treasury Portfolio (Premier Class), 4.95%(a)	864,173	864,173
Total Short-term Investments (cost $864,173)		864,173
TOTAL INVESTMENTS (99.75%) (cost $340,665,837)		323,164,427
OTHER ASSETS, NET OF LIABILITIES (0.25%)		816,985
NET ASSETS (100.00%)		$323,981,412
(a)	Rate shown is the 7-day yield as of June 30, 2023.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (92.86%)
Alabama (2.15%)
City of Athens, Alabama, Electric Revenue Warrants	3.250%	06/01/2025	$ 600,000	$ 595,531
City of Athens, Alabama, Electric Revenue Warrants	3.500%	06/01/2026	220,000	220,009
City of Athens, Alabama, Electric Revenue Warrants	3.750%	06/01/2027	645,000	646,793
City of Athens, Alabama, Water & Sewer Revenue Refunding Warrants	3.000%	05/01/2028	980,000	972,823
City of Athens, Alabama, Electric Revenue Warrants	4.000%	06/01/2028	665,000	667,169
Madison Water & Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2028	2,165,000	2,200,887
City of Athens, Alabama, Water & Sewer Revenue Refunding Warrants	3.125%	05/01/2029	1,010,000	999,536
Alabama Federal Aid Highway Finance Authority Revenue Bonds (Prerefunded to 09-01-2024 @ 100)(a)	4.000%	09/01/2032	1,000,000	1,007,794
Madison Water & Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2035	215,000	221,830
Madison Water & Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2036	310,000	317,739
Mobile County Board of School Commissioners Special Tax Warrants, Series B	5.000%	03/01/2037	1,000,000	1,104,685
Madison Water & Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2037	270,000	274,199
Black Belt Energy Gas District Revenue Bonds, Series C-1(b)	5.250%	02/01/2053	1,000,000	1,046,819
Black Belt Energy Gas District Revenue Bonds, Series B(b)	5.250%	12/01/2053	2,000,000	2,136,105
				12,411,919
Alaska (1.48%)
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.250%	09/01/2028	1,095,000	1,106,747
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.250%	09/01/2028	1,050,000	1,061,265
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.500%	09/01/2029	1,390,000	1,418,761
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.500%	09/01/2029	1,090,000	1,112,554
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.500%	09/01/2030	1,440,000	1,470,390
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.500%	09/01/2030	1,125,000	1,148,743
Borough of Matanuska-Susitna, Alaska, General Obligation Bonds, Series A	5.000%	08/01/2031	1,225,000	1,226,383
				8,544,843
Arizona (1.88%)
Maricopa County Elementary School District No. 79 Litchfield Elementary, General Obligation Bonds, Project of 2009, Series A	5.000%	07/01/2023	1,000,000	1,000,000
Maricopa County Unified School District No. 69 Paradise Valley, General Obligation Bonds, Project of 2009, Series A	3.000%	07/01/2023	1,255,000	1,255,000
Maricopa County Union High School District No. 210 Phoenix, General Obligation Bonds, Series A	4.000%	07/01/2024	1,165,000	1,165,767
County of Pima, Arizona, General Obligation Bonds, Series A	4.000%	07/01/2026	2,000,000	1,958,604
Pima County Unified School District No. 10 Amphitheater, Arizona, General Obligation Bonds, Project of 2007, Series D	5.000%	07/01/2026	555,000	555,672
Maricopa County Unified School District No. 93 Cave Creek, Arizona, General Obligation Bonds, Project of 2014, Series A	4.000%	07/01/2027	1,100,000	1,123,216
Pima County Unified School District No. 10 Amphitheater, Arizona, General Obligation Bonds, Project of 2007, Series D	5.000%	07/01/2027	400,000	400,484
Salt River Project Agricultural Improvement & Power District Revenue Refunding Bonds, Series A	4.000%	12/01/2033	2,000,000	2,016,557
Kyrene Elementary School District No. 28, General Obligation Bonds, Series C	5.000%	07/01/2034	710,000	818,737
Gilbert Water Resource Municipal Property Corp. Utility System Senior Lien Revenue Bonds, Green Bonds	5.000%	07/15/2036	500,000	578,469
				10,872,506
Arkansas (1.47%)
State of Arkansas, General Obligation Refunding Bonds	4.000%	06/01/2027	3,000,000	3,019,640
University of Arkansas Revenue Bonds (Prerefunded to 11-01-2024 @ 100)(a)	5.000%	11/01/2028	365,000	373,933
Rogers School District No. 30, General Obligation Refunding Bonds	3.125%	02/01/2030	2,880,000	2,842,291
University of Arkansas Revenue Bonds (Prerefunded to 11-01-2024 @ 100)(a)	5.000%	11/01/2030	785,000	804,211
Rogers School District No. 30, General Obligation Refunding Bonds	3.000%	02/01/2033	1,500,000	1,432,962
				8,473,037

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
California (5.99%)
Atascadero Unified School District, General Obligation Bonds, Election of 2010, Series B	5.000%	08/01/2025	$ 225,000	$ 229,399
Atascadero Unified School District, General Obligation Bonds, Election of 2010, Series B	5.000%	08/01/2027	1,080,000	1,099,971
East Side Union High School District, General Obligation Refunding Bonds	3.500%	08/01/2027	1,000,000	1,009,032
Newark Unified School District, General Obligation Bonds, Election of 2011, Series C	3.000%	08/01/2028	750,000	750,357
Santee School District, General Obligation Refunding Bonds	3.500%	08/01/2028	1,565,000	1,581,111
Campbell Union High School District, General Obligation Refunding Bonds	3.250%	08/01/2029	1,965,000	1,966,508
City of La Mesa, California, General Obligation Refunding Bonds	3.500%	08/01/2029	1,190,000	1,207,134
Santee School District, General Obligation Refunding Bonds	3.500%	08/01/2029	1,725,000	1,741,992
Sonoma County Junior College District, General Obligation Refunding Bonds	3.250%	08/01/2029	2,835,000	2,854,342
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2030	540,000	557,747
Marin Community College District, General Obligation Bonds, Election of 2016, Series A (Prerefunded to 08-01-2026 @ 100)(a)	4.000%	08/01/2030	1,095,000	1,135,037
Sonoma County Junior College District, General Obligation Bonds, Election of 2014, Series A	4.000%	08/01/2030	1,600,000	1,657,836
Sequoia Union High School District, General Obligation Bonds, Election of 2014	3.000%	07/01/2031	2,000,000	2,007,852
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2031	400,000	412,934
Redondo Beach Unified School District, General Obligation Refunding Bonds, Election of 2008, Series D	3.000%	08/01/2031	750,000	746,508
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2032	500,000	515,812
Tustin Unified School District, General Obligation Refunding Bonds	4.000%	08/01/2032	510,000	534,179
Tustin Unified School District, General Obligation Refunding Bonds	4.000%	08/01/2033	600,000	628,001
Anaheim Housing & Public Improvements Authority Revenue Refunding Bonds, Series A	5.000%	10/01/2033	1,000,000	1,092,863
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2034	200,000	209,644
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	3.000%	08/01/2035	1,150,000	1,074,325
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2035	300,000	280,259
Gavilan Joint Community College District, General Obligation Bonds, Series B	3.000%	08/01/2035	1,000,000	934,196
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2035	355,000	369,807
State of California, General Obligation Bonds	5.000%	09/01/2035	3,000,000	3,537,433
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	3.000%	08/01/2036	600,000	547,306
Contra Costa Community College District, General Obligation Bonds, Election of 2014, Series C	3.000%	08/01/2036	1,875,000	1,745,638
Gavilan Joint Community College District, General Obligation Bonds, Series B	3.000%	08/01/2036	1,000,000	912,176
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2036	400,000	415,639
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series C	5.000%	07/01/2037	1,000,000	1,150,171
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2037	755,000	670,623
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2037	500,000	518,299
Mountain View-Whisman School District, General Obligation Bonds, Series B	4.000%	09/01/2038	500,000	513,573
				34,607,704
Colorado (2.68%)
Arapahoe County School District No. 5 Cherry Creek, General Obligation Bonds, Series B	3.000%	12/15/2023	3,300,000	3,296,556
El Paso County School District No. 20 Academy, General Obligation Refunding Bonds	4.000%	12/15/2025	1,000,000	1,012,081
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork, General Obligation Refunding Bonds, Series B	2.500%	12/15/2027	3,000,000	2,934,931
Eagle River Water & Sanitation District, General Obligation Bonds	4.000%	12/01/2030	465,000	482,333
Gunnison Watershed School District No. RE-1J, General Obligation Refunding Bonds, Series A (Prerefunded to 12-01-2024 @ 100)(a)	4.000%	12/01/2031	1,000,000	1,012,427
Town of Estes Park Colorado Power & Communications Enterprise Revenue Refunding Bonds, Series A	4.000%	11/01/2034	1,805,000	1,885,533
Adams 12 Five Star Schools, General Obligation Refunding Bonds, Series B	5.000%	12/15/2034	2,500,000	2,645,446
Town of Estes Park Colorado Power & Communications Enterprise Revenue Refunding Bonds, Series A	4.000%	11/01/2035	980,000	1,013,860
Rangeview Library District, Certificate of Participation, Series A	5.000%	12/15/2037	650,000	706,704
Gunnison Watershed School District No. Re 1J, General Obligation Bonds	5.000%	12/01/2038	450,000	511,950
				15,501,821

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Connecticut (0.93%)
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A(b)	2.000%	07/01/2042	$ 5,700,000	$ 5,398,624
District of Columbia (0.51%)
District of Columbia G.O. Unlimited Bonds, Series C	5.000%	06/01/2038	1,500,000	1,515,723
District of Columbia Revenue Bonds, Series A	5.000%	07/01/2039	1,250,000	1,413,476
				2,929,199
Florida (2.46%)
County of Lee County Water & Sewer Revenue Bonds, Series A (Prerefunded to 10-01-2023 @ 100)(a)	5.000%	10/01/2026	400,000	401,711
City of Pembroke Pines, Florida, General Obligation Refunding Bonds	5.000%	09/01/2031	2,100,000	2,182,599
Florida Municipal Loan Council Revenue Bonds, Series A	3.000%	08/01/2032	520,000	501,633
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	4.000%	09/01/2032	540,000	562,819
County of Lee County Water & Sewer Revenue Bonds, Series A (Prerefunded to 10-01-2023 @ 100)(a)	5.000%	10/01/2032	750,000	753,207
Collier County Water-Sewer District Revenue Bonds	3.000%	07/01/2033	5,080,000	5,012,727
Florida Municipal Loan Council Revenue Bonds, Series A	3.250%	08/01/2033	535,000	529,282
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	5.000%	09/01/2033	750,000	816,320
Florida Municipal Loan Council Revenue Bonds, Series A	4.000%	08/01/2034	555,000	577,373
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	5.000%	09/01/2034	750,000	812,303
Florida Department of Management Services, Certificate of Participation, Series A	3.000%	11/01/2035	1,000,000	939,290
County of Sarasota Utility System Revenue Bonds	5.250%	10/01/2039	1,000,000	1,151,031
				14,240,295
Georgia (0.55%)
Bartow County Development Authority Revenue Refunding Bonds	1.800%	09/01/2029	1,000,000	839,362
Harris County School District, General Obligation Bonds	3.000%	03/01/2035	250,000	237,326
Coweta County Public Facilities Authority Revenue Bonds	5.000%	09/01/2035	550,000	640,309
Georgia Ports Authority Revenue Bonds	5.250%	07/01/2039	1,250,000	1,434,463
				3,151,460
Idaho (1.10%)
Nez Perce County Independent School District No 1., General Obligation Bonds	4.000%	09/15/2031	2,880,000	3,005,582
Boise State University Revenue Bonds, Series A	4.000%	04/01/2032	445,000	464,031
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2033	545,000	532,935
Idaho State University Revenue Bonds	4.000%	04/01/2033	180,000	185,311
Idaho Health Facilities Authority Revenue Refunding Bonds	4.000%	03/01/2034	400,000	405,918
Boise State University Revenue Bonds, Series A	5.000%	04/01/2034	240,000	261,475
Idaho State University Revenue Bonds	4.000%	04/01/2034	255,000	262,041
Boise State University Revenue Bonds, Series A	5.000%	04/01/2035	250,000	271,141
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2035	300,000	286,886
Idaho State University Revenue Bonds	4.000%	04/01/2035	175,000	177,909
Idaho State University Revenue Bonds	4.000%	04/01/2036	200,000	201,810
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2037	310,000	284,265
				6,339,304
Illinois (2.81%)
DeWitt Ford & Livingston Etc. Counties Community College District No. 540 Heartland, General Obligation Refunding Bonds	3.000%	12/01/2032	1,500,000	1,444,465
County of Sangamon, Illinois, General Obligation Refunding Bonds	3.000%	12/15/2033	800,000	758,140
Cook County Community Consolidated School District No. 64 Park Ridge-Niles, General Obligation Bonds	3.000%	12/01/2034	1,000,000	972,037
Village of Schaumburg, Illinois, General Obligation Refunding Bonds	4.000%	12/01/2034	2,500,000	2,591,769
Chicago Midway International Airport Revenue Refunding Bonds, Series B	5.000%	01/01/2035	2,000,000	2,011,534
Sangamon County School District No. 186 Springfield, General Obligation Bonds	3.000%	02/01/2035	1,000,000	932,312

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Illinois (Cont.)
Chicago O'Hare International Airport Revenue Refunding Bonds, Series C	5.000%	01/01/2038	$ 1,050,000	$ 1,078,991
Illinois State Toll Highway Authority Revenue Bonds, Series B	5.000%	01/01/2038	1,000,000	1,004,658
Illinois Finance Authority Revenue Refunding Bonds	4.000%	08/01/2038	1,000,000	985,914
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center	5.000%	11/15/2038	2,000,000	2,023,743
Cook County Community Consolidated School District No. 65 Evanston Revenue Bonds	5.000%	12/01/2039	1,000,000	1,100,258
Village of Mundelein, Illinois, General Obligation Bonds	4.000%	12/15/2039	1,355,000	1,329,157
				16,232,978
Indiana (3.57%)
East Noble School Building Corporation Revenue Bonds	2.000%	01/15/2027	1,205,000	1,133,075
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds, Series G	4.000%	07/15/2027	1,190,000	1,210,909
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds, Series G	4.500%	07/15/2028	500,000	514,461
Warsaw Multi-School Building Corporation Revenue Bonds	4.000%	07/15/2028	1,000,000	1,023,954
City of West Lafayette, Indiana, Sewer Revenue Bonds	3.750%	07/01/2029	220,000	223,477
Valparaiso Multi-Schools Building Corporation Revenue Bonds	5.000%	07/15/2029	3,000,000	3,132,677
City of West Lafayette, Indiana, Sewer Revenue Bonds	4.000%	07/01/2030	750,000	762,391
Munster School Building Corporation Revenue Bonds	3.375%	01/15/2031	1,095,000	1,113,307
Munster School Building Corporation Revenue Bonds	4.000%	07/15/2032	2,285,000	2,384,378
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2033	650,000	622,125
City of Lebanon, Indiana, Sewage Works Revenue Bonds	4.000%	07/01/2034	865,000	883,740
Borden-Henryville Multi-School Building Corporation Revenue Bonds	5.000%	07/15/2034	1,270,000	1,443,362
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds	5.000%	07/15/2034	335,000	368,252
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2034	675,000	637,847
City of Lebanon, Indiana, Sewage Works Revenue Bonds	4.000%	07/01/2035	895,000	911,194
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2035	700,000	650,011
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds	5.000%	07/15/2036	700,000	760,018
Tippecanoe Valley Akron School Building Corporation Revenue Bonds	5.000%	07/15/2039	1,000,000	1,088,879
Indiana Finance Authority Revenue Refunding Bonds	4.000%	10/01/2039	1,750,000	1,754,486
				20,618,543
Iowa (1.26%)
Des Moines Metropolitan Wastewater Reclamation Authority Revenue Refunding Bonds, Series E	3.000%	06/01/2027	1,610,000	1,598,419
Waukee Community School District, General Obligation Refunding Bonds, Series B	2.000%	06/01/2027	2,100,000	1,966,122
City of Cedar Rapids Water Revenue Refunding Bonds, Series D	3.000%	06/01/2029	950,000	924,850
City of Council Bluffs, Iowa, General Obligation Refunding Bonds, Series A	3.000%	06/01/2029	1,050,000	1,043,671
City of West Des Moines, Iowa, General Obligation Bonds, Series D	3.000%	06/01/2031	1,770,000	1,721,422
				7,254,484
Kansas (2.27%)
Johnson County Unified School District No. 233 Olathe, General Obligation Bonds, Series A (Prerefunded to 09-01-2024 @ 100)(a)	3.000%	09/01/2026	2,740,000	2,732,719
Johnson County Unified School District No. 233 Olathe, General Obligation Bonds, Series A (Prerefunded to 09-01-2024 @ 100)(a)	3.000%	09/01/2027	1,490,000	1,486,040
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Refunding Bonds, Series A	3.000%	10/01/2027	1,000,000	990,464
Johnson County Water District No. 1 Revenue Refunding Bonds, Series A	3.000%	01/01/2032	2,500,000	2,485,038
State of Kansas Department of Transportation Revenue Bonds, Series A	5.000%	09/01/2033	5,000,000	5,403,310
				13,097,571
Kentucky (3.32%)
Northern Kentucky Water District Revenue Bonds, Series A	4.000%	02/01/2028	1,110,000	1,110,716
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.250%	09/15/2029	1,735,000	1,724,849
Lexington-Fayette Urban County Government, General Obligation Bonds, Series A	3.000%	10/01/2029	1,060,000	1,021,153

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Kentucky (Cont.)
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.375%	09/15/2030	$ 1,800,000	$ 1,803,700
Lexington-Fayette Urban County Government, General Obligation Bonds, Series A	3.125%	10/01/2030	1,095,000	1,063,471
Northern Kentucky Water District Revenue Refunding Bonds	3.000%	02/01/2031	3,660,000	3,617,683
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.500%	09/15/2031	1,860,000	1,867,451
Kenton County School District Finance Corporation Revenue Bonds	2.000%	12/01/2031	1,565,000	1,366,389
Kenton County School District Finance Corporation Revenue Bonds	2.000%	02/01/2032	1,770,000	1,541,489
City of Bowling Green, Kentucky, Water & Sewer System Revenue Bonds	3.000%	06/01/2033	3,115,000	2,983,809
Woodford County School District Finance Corporation Revenue Bonds, Series A	5.000%	08/01/2039	1,000,000	1,086,033
				19,186,743
Louisiana (0.62%)
St. John the Baptist Parish School District No. 1, General Obligation Bonds	5.250%	03/01/2037	1,500,000	1,634,818
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds	5.000%	08/15/2037	1,000,000	1,037,014
City of West Monroe, Louisiana, Sales & Use Tax Revenue Bonds, Series A	5.000%	12/01/2039	830,000	901,537
				3,573,369
Maryland (0.71%)
County of Caroline, Maryland, General Obligation Refunding Bonds	3.000%	01/15/2032	1,150,000	1,131,989
City of Baltimore Revenue Bonds, Series A	5.000%	07/01/2035	1,000,000	1,156,599
County of Baltimore, General Obligation Bonds	4.000%	03/01/2038	1,750,000	1,788,504
				4,077,092
Massachusetts (0.64%)
Town of Swampscott, Massachusetts, General Obligation Bonds	3.000%	03/01/2034	1,000,000	958,126
Commonwealth of Massachusetts, General Obligation Bonds, Series J	5.000%	12/01/2038	1,000,000	1,050,151
Commonwealth of Massachusetts General Obligation Refunding Bonds, Series B(c)	5.000%	05/01/2039	1,480,000	1,679,025
				3,687,302
Michigan (4.56%)
Hudsonville Public Schools, General Obligation Refunding Bonds(a)	4.000%	05/01/2026	1,290,000	1,290,520
East Grand Rapids Public School District, General Obligation Refunding Bonds, Series A (Prerefunded to 05-01-2024 @ 100)(a)	5.000%	05/01/2027	1,000,000	1,014,539
Hamilton Community School District, General Obligation Refunding Bonds	4.000%	05/01/2027	500,000	509,540
Mattawan Consolidated School District, General Obligation Bonds, Series I (Prerefunded to 05-01-2025 @ 100)(a)	5.000%	05/01/2027	1,005,000	1,040,131
East Grand Rapids Public School District, General Obligation Refunding Bonds, Series A (Prerefunded to 05-01-2024 @ 100)(a)	5.000%	05/01/2028	765,000	776,123
Hamilton Community School District, General Obligation Refunding Bonds	4.000%	05/01/2028	300,000	306,020
Mattawan Consolidated School District, General Obligation Bonds, Series I (Prerefunded to 05-01-2025 @ 100)(a)	5.000%	05/01/2028	600,000	620,974
Zeeland Public Schools, General Obligation Bonds, Series A	5.000%	05/01/2029	700,000	720,324
Zeeland Public Schools, General Obligation Bonds, Series A	5.000%	05/01/2030	1,100,000	1,131,544
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2032	595,000	626,182
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2033	630,000	659,142
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2034	670,000	699,755
Lowell Area Schools, General Obligation Bonds	4.000%	05/01/2035	400,000	415,485
Rockford Public Schools, General Obligation Bonds, Series I	4.000%	05/01/2035	1,755,000	1,820,108
Great Lakes Water Authority Water Supply System Revenue Bonds, Series A	5.000%	07/01/2035	750,000	855,395
Van Buren Public Schools, General Obligation Refunding Bonds	4.000%	11/01/2035	1,000,000	1,022,795
Grosse Pointe Public School System, General Obligation Refunding Bonds	5.000%	05/01/2036	1,635,000	1,804,210
Lowell Area Schools, General Obligation Bonds	4.000%	05/01/2036	865,000	894,677
West Bloomfield School District, General Obligation Bonds	3.000%	05/01/2036	3,825,000	3,490,562
Dundee Community Schools, General Obligation Bonds	5.000%	05/01/2037	1,000,000	1,120,762
Fowlerville Community Schools, General Obligation Refunding Bonds	4.000%	05/01/2038	1,470,000	1,488,619

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Michigan (Cont.)
Portage Public Schools, General Obligation Bonds	3.000%	11/01/2038	$ 1,000,000	$ 870,860
Wayne-Westland Community Schools, General Obligation Bonds	4.000%	11/01/2038	1,000,000	1,010,952
Lake Orion Community School District, General Obligation Bonds	4.000%	05/01/2039	1,000,000	1,011,988
Michigan State Building Authority Revenue Bonds, Series I	5.000%	10/15/2039	1,000,000	1,113,192
				26,314,399
Minnesota (3.64%)
Shakopee Independent School District No. 720, General Obligation Bonds, Series A(a)	3.250%	02/01/2026	3,860,000	3,856,184
City of Eagan, Minnesota, General Obligation Bonds, Series A	3.250%	02/01/2032	1,245,000	1,256,260
Metropolitan Council, General Obligation Bonds, Series C	3.750%	03/01/2032	5,500,000	5,552,344
University of Minnesota Revenue Bonds, Series B	4.000%	01/01/2033	2,230,000	2,236,339
Big Lake Independent School District No. 727, General Obligation Bonds, Series A	3.000%	02/01/2033	570,000	562,103
North St. Paul-Maplewood-Oakdale Independent School District No. 622, General Obligation Bonds, Series B	3.000%	02/01/2034	3,300,000	3,216,998
Red Rock Central Independent School District No. 2884, General Obligation Bonds, Series A	3.000%	02/01/2034	1,000,000	974,848
City of Minneapolis, Minnesota, General Obligation Bonds	3.000%	12/01/2035	2,000,000	1,887,848
Jordan Independent School District No. 717 General Obligation Bonds, Series A(c)	4.000%	02/01/2041	1,500,000	1,489,891
				21,032,815
Mississippi (0.93%)
State of Mississippi, General Obligation Bonds, Series F	3.000%	11/01/2026	3,000,000	2,982,277
Mississippi Development Bank Revenue Bonds (Prerefunded to 12-01-2025 @ 100)(a)	4.250%	12/01/2028	2,305,000	2,371,735
				5,354,012
Missouri (2.18%)
Fort Zumwalt School District, General Obligation Refunding Bonds	4.000%	03/01/2027	465,000	467,876
Fort Zumwalt School District, General Obligation Refunding Bonds	4.000%	03/01/2028	400,000	402,466
Fort Zumwalt School District, General Obligation Refunding Bonds	4.000%	03/01/2029	425,000	427,087
Liberty Public School District No. 53, General Obligation Bonds	4.000%	03/01/2033	1,000,000	1,018,122
Liberty Public School District No. 53, General Obligation Bonds	4.000%	03/01/2034	2,500,000	2,544,608
St. Charles County School District No. R-IV Wentzville, General Obligation Refunding Bonds	4.000%	03/01/2034	3,000,000	3,097,017
City of Columbia Water & Electric System Revenue Refunding Bonds, Series B	3.000%	10/01/2035	2,520,000	2,333,922
Jackson County Reorganized School District No. 7, General Obligation Bonds	5.000%	03/01/2036	1,000,000	1,011,018
Nixa Public Schools General Obligation Bonds	5.000%	03/01/2039	1,170,000	1,293,872
				12,595,988
Montana (2.99%)
Hellgate School District No. 4, General Obligation Bonds	3.500%	06/15/2025	860,000	863,981
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2032	945,000	1,005,113
Missoula High School District No. 1, General Obligation Bonds	4.000%	07/01/2032	1,010,000	1,048,881
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2033	1,005,000	1,067,782
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2033	520,000	541,238
Lewis & Clark County K-12 School District No. 9 East Helena, General Obligation Bonds	4.500%	07/01/2033	560,000	598,389
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2034	505,000	536,931
Cascade County High School District A Great Falls, General Obligation Bonds	5.000%	07/01/2034	725,000	795,475
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2034	565,000	587,465
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2034	1,000,000	1,051,482
Hellgate School District No. 4, General Obligation Bonds	5.250%	06/15/2035	880,000	942,710
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2035	845,000	876,094
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2035	750,000	780,335
Lewis & Clark County K-12 School District No. 9 East Helena, General Obligation Bonds	5.000%	07/01/2035	1,925,000	2,116,249
Montana State Board of Regents Revenue Refunding Bonds	3.000%	11/15/2035	3,660,000	3,415,206
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2036	585,000	603,405
Broadwater County K-12 School District No. 1 Townsend, General Obligation Bonds	3.000%	07/01/2037	465,000	416,608
				17,247,344

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Nebraska (1.43%)
Gretna Public Schools, General Obligation Refunding Bonds	3.000%	12/15/2024	$ 145,000	$ 144,513
Gretna Public Schools, General Obligation Refunding Bonds	4.000%	12/15/2025	180,000	183,761
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2028	150,000	154,729
Gretna Public Schools, General Obligation Refunding Bonds (Prerefunded to 12-15-2025 @ 100)(a)	5.000%	12/15/2028	250,000	262,042
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2029	250,000	257,696
Gretna Public Schools, General Obligation Refunding Bonds (Prerefunded to 12-15-2025 @ 100)(a)	5.000%	12/15/2029	260,000	272,524
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2030	325,000	334,422
Grand Island Public Schools, General Obligation Bonds (Prerefunded to 12-15-2024 @ 100)(a)	5.000%	12/15/2030	700,000	718,753
Grand Island Public Schools, General Obligation Bonds (Prerefunded to 12-15-2024 @ 100)(a)	5.000%	12/15/2032	565,000	580,136
City of Lincoln Sanitary Sewer Revenue Bonds	3.000%	06/15/2034	1,105,000	1,087,599
City of Kearney, Nebraska, General Obligation Bonds	4.000%	05/15/2035	500,000	506,048
City of Lincoln Sanitary Sewer Revenue Bonds	3.000%	06/15/2035	1,140,000	1,092,948
Omaha Public Power District Revenue Bonds, Series A	5.000%	02/01/2036	750,000	862,381
County of Sarpy, Nebraska, General Obligation Bonds	3.500%	06/01/2037	1,000,000	988,697
City of La Vista, Nebraska, General Obligation Bonds	3.000%	09/15/2041	1,000,000	845,618
				8,291,867
Nevada (1.27%)
Nevada System of Higher Education Revenue Refunding Bonds	4.000%	07/01/2030	3,045,000	3,137,648
Clark County School District, General Obligation Refunding Bonds, Series C	4.000%	06/15/2037	2,000,000	2,004,066
Clark County School District, General Obligation Bonds, Series A(c)	5.000%	06/15/2039	2,000,000	2,225,541
				7,367,255
New Jersey (1.11%)
Hopewell Valley Regional School District, General Obligation Bonds	3.500%	01/15/2027	3,330,000	3,348,584
Livingston Township School District, General Obligation Refunding Bonds	4.000%	07/15/2029	1,000,000	1,019,301
Hopewell Valley Regional School District, General Obligation Bonds	4.000%	01/15/2032	2,000,000	2,042,908
				6,410,793
New Mexico (3.58%)
County of Bernalillo, New Mexico, General Obligation Refunding Bonds, Series A	2.000%	08/15/2023	1,030,000	1,027,682
County of Bernalillo, New Mexico, General Obligation Refunding Bonds, Series A	2.250%	08/15/2024	1,050,000	1,035,482
County of Bernalillo, New Mexico, General Obligation Bonds	3.000%	08/15/2025	1,235,000	1,229,881
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2026	225,000	225,158
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2027	700,000	700,537
Las Cruces School District No. 2, General Obligation Bonds, Series C	3.250%	08/01/2027	900,000	904,545
Rio Rancho Public School District No. 94, General Obligation Bonds, Series A	3.000%	08/01/2027	1,515,000	1,515,399
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2028	725,000	725,581
Las Cruces School District No. 2, General Obligation Bonds, Series C	3.500%	08/01/2028	900,000	909,627
Rio Rancho Public School District No. 94, General Obligation Bonds, Series A	3.125%	08/01/2028	1,515,000	1,518,356
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2029	750,000	750,616
Santa Fe Public School District, General Obligation Bonds	3.625%	08/01/2029	3,075,000	3,128,662
Santa Fe Public School District, General Obligation Bonds	4.000%	08/01/2030	1,000,000	1,029,595
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2034	1,800,000	1,978,501
City of Albuquerque Gross Receipts Tax Revenue Bonds, Series B	5.000%	07/01/2035	1,000,000	1,160,873
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2035	2,600,000	2,841,632
				20,682,127
New York (2.44%)
Port Authority of New York & New Jersey Revenue Bonds, Series 179	5.000%	12/01/2032	3,000,000	3,020,508
State of New York Mortgage Agency Revenue Refunding Bonds, Series 220	2.400%	10/01/2034	1,000,000	854,226
New York State Urban Development Corporation Revenue Refunding Bonds, Series A	5.000%	03/15/2035	2,000,000	2,066,943
New York City Water & Sewer System Revenue Bonds, Series DD	5.000%	06/15/2035	2,500,000	2,539,132

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
New York (Cont.)
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B-1	5.250%	11/01/2036	$ 1,500,000	$ 1,764,668
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	5.000%	02/01/2039	1,060,000	1,067,025
New York State Housing Finance Agency Variable Revenue Bonds, Series J(b)	1.100%	11/01/2061	2,000,000	1,771,811
New York State Housing Finance Agency Variable Revenue Bonds(b)	3.800%	11/01/2062	1,000,000	1,001,132
				14,085,445
North Carolina (1.56%)
Buncombe County Metropolitan Sewerage District Revenue Refunding Bonds	4.000%	07/01/2027	1,210,000	1,210,692
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds	5.000%	05/01/2028	700,000	724,815
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds	5.000%	05/01/2029	265,000	274,455
County of Union, North Carolina, Enterprise System Revenue Bonds	3.000%	06/01/2031	2,850,000	2,771,781
County of Forsyth, North Carolina, General Obligation Bonds, Series B	3.000%	03/01/2032	1,000,000	980,982
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2033	750,000	847,506
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2035	1,000,000	1,127,566
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2037	1,000,000	1,101,456
				9,039,253
North Dakota (1.43%)
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series L	3.125%	05/01/2028	845,000	844,626
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series L	3.250%	05/01/2029	835,000	835,112
Bismarck Public School District No. 1, General Obligation Bonds	3.125%	05/01/2030	1,695,000	1,710,963
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series M	3.125%	05/01/2031	1,015,000	1,013,739
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series M	3.125%	05/01/2032	1,060,000	1,057,423
City of Fargo, North Dakota, General Obligation Refunding Bonds, Series A	3.000%	05/01/2033	1,350,000	1,322,531
City of Fargo, North Dakota, General Obligation Refunding Bonds, Series A	3.000%	05/01/2034	1,550,000	1,492,974
				8,277,368
Ohio (3.61%)
Lake Local School District/Stark County, General Obligation Bonds	3.000%	12/01/2025	190,000	189,997
Lake County Community College District, General Obligation Bonds, Series A	3.000%	12/01/2026	355,000	355,359
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds	5.000%	12/01/2027	175,000	176,246
Perrysburg Exempted Village School District, General Obligation Bonds (Prerefunded to 12-01-2024 @ 100)(a)	4.000%	12/01/2027	1,250,000	1,266,395
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds (Prerefunded to 12-01-2023 @ 100)(a)	5.000%	12/01/2028	225,000	226,620
Fairfield City School District, General Obligation Bonds (Prerefunded to 11-01-2023 @ 100)(a)	5.000%	11/01/2029	800,000	804,668
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds (Prerefunded to 12-01-2023 @ 100)(a)	5.000%	12/01/2029	200,000	201,440
Fairfield City School District, General Obligation Bonds (Prerefunded to 11-01-2023 @ 100)(a)	5.000%	11/01/2030	1,335,000	1,342,789
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2030	235,000	246,120
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2030	750,000	772,717
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds	4.000%	12/01/2030	365,000	366,692
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2031	220,000	229,870
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2031	350,000	360,556
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2032	220,000	228,895
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2032	315,000	320,392
Cuyahoga Community College District, General Obligation Bonds	4.000%	12/01/2032	1,750,000	1,795,064
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2032	375,000	386,343
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2033	370,000	383,533
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2033	235,000	238,885
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2033	500,000	526,162
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2033	400,000	412,106
Worthington City School District, General Obligation Bonds	4.000%	12/01/2033	790,000	831,335
City of Toledo, Ohio, General Obligation Bonds	5.250%	12/01/2034	1,000,000	1,152,531
Cuyahoga Community College District, General Obligation Bonds	4.000%	12/01/2034	1,000,000	1,025,386

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Ohio (Cont.)
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2034	$ 500,000	$ 523,599
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2034	875,000	896,800
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2035	1,870,000	1,894,012
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2035	500,000	519,632
Worthington City School District, General Obligation Bonds	4.000%	12/01/2035	475,000	493,650
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2036	1,000,000	1,030,361
Ohio Water Development Authority Revenue Bonds, Series A	5.000%	12/01/2039	1,470,000	1,644,096
				20,842,251
Oklahoma (1.60%)
City of Tulsa, Oklahoma, General Obligation Bonds	3.000%	04/01/2028	3,000,000	2,981,406
Grand River Dam Authority Revenue Bonds, Series A	5.000%	06/01/2031	1,835,000	1,861,443
Edmond Public Works Authority Revenue Bonds	5.000%	07/01/2032	1,500,000	1,632,043
Oklahoma County Finance Authority Revenue Bonds	5.000%	09/01/2036	2,500,000	2,748,619
				9,223,511
Oregon (0.94%)
State of Oregon, General Obligation Refunding Bonds, Series J	2.800%	06/01/2025	155,000	153,503
Clackamas County School District No. 12 North Clackamas, General Obligation Refunding Bonds (Prerefunded to 06-15-2024 @ 100)(a)	5.000%	06/15/2028	2,500,000	2,543,190
Deschutes County Administrative School District No. 1 Bend-La Pine, General Obligation Bonds	3.000%	06/15/2035	2,865,000	2,721,968
				5,418,661
Pennsylvania (2.00%)
Township of Upper St. Clair, Pennsylvania, General Obligation Refunding Bonds, Series A	4.000%	06/01/2028	340,000	351,133
Township of Upper St. Clair, Pennsylvania, General Obligation Refunding Bonds, Series A	4.000%	06/01/2029	305,000	314,995
West View Municipal Authority Water Revenue Bonds (Prerefunded to 11-15-2024 @ 100)(a)	5.000%	11/15/2031	1,365,000	1,397,540
Pennsylvania Housing Finance Agency Revenue Bonds, Series 137	2.200%	04/01/2033	2,785,000	2,359,221
Pennsylvania Housing Finance Agency Revenue Bonds, Series 138A	2.700%	04/01/2033	1,500,000	1,347,156
County of Jefferson, Pennsylvania, General Obligation Refunding Bonds	3.000%	12/15/2033	400,000	381,746
Twin Valley School District, General Obligation Bonds, Series B	3.000%	04/01/2034	1,300,000	1,223,872
Delaware River Port Authority Revenue Bonds	5.000%	01/01/2037	1,000,000	1,006,567
County of Jefferson, Pennsylvania, General Obligation Refunding Bonds	3.000%	12/15/2037	770,000	683,286
Manheim Central School District, General Obligation Bonds, Series B	4.000%	05/01/2038	1,350,000	1,367,528
Southeastern Pennsylvania Transportation Authority Revenue Bonds	5.000%	06/01/2038	1,000,000	1,125,603
				11,558,647
Rhode Island (0.11%)
Rhode Island Housing & Mortgage Finance Corporation Revenue Bonds, Series 76-A	2.200%	10/01/2033	780,000	634,786
South Carolina (0.90%)
South Carolina State Housing Finance & Development Authority Revenue Bonds, Series C	2.750%	03/01/2024	1,000,000	994,447
Town of Fort Mill Water & Sewer System Revenue Bonds	3.500%	12/01/2027	380,000	380,107
Town of Fort Mill Water & Sewer System Revenue Bonds	4.000%	12/01/2028	520,000	515,342
City of Columbia Waterworks & Sewer System Revenue Refunding Bonds, Series B	4.000%	02/01/2029	1,045,000	1,082,414
Town of Fort Mill Water & Sewer System Revenue Bonds	4.000%	12/01/2030	535,000	530,094
City of Columbia Waterworks & Sewer System Revenue Bonds, Series A	3.000%	02/01/2035	1,750,000	1,674,518
				5,176,922
Tennessee (0.88%)
City of Knoxville Water System Revenue Refunding Bonds, Series BB	3.000%	03/01/2025	1,170,000	1,161,878
County of Washington, Tennessee, General Obligation Bonds, Series B	3.000%	06/01/2030	850,000	837,050
Harpeth Valley Utilities District of Davidson and Williamson Counties Revenue Bonds	5.000%	09/01/2031	1,065,000	1,086,596

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Tennessee (Cont.)
County of Knox, Tennessee, General Obligation Refunding Bonds, Series B	3.000%	06/01/2032	$ 1,105,000	$ 1,073,366
City of Memphis Electric System Revenue Bonds, Series A	3.000%	12/01/2035	1,000,000	941,430
				5,100,320
Texas (4.19%)
Eanes Independent School District, General Obligation Bonds, Series A	3.500%	08/01/2026	1,670,000	1,676,084
Upper Brushy Creek Water Control and Improvement District, General Obligation Bonds	3.000%	08/15/2031	1,000,000	983,017
State of Texas, General Obligation Refunding Bonds, Series B	2.250%	08/01/2032	750,000	657,949
Lake Travis Independent School District, General Obligation Refunding Bonds	4.000%	02/15/2033	1,000,000	1,035,245
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	5.000%	03/01/2033	200,000	215,268
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2034	280,000	286,302
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2035	200,000	204,013
Klein Independent School District, General Obligation Bonds	5.000%	08/01/2035	1,000,000	1,162,100
Texas State Technical College Revenue Bonds	5.250%	08/01/2035	1,000,000	1,156,869
Richardson Independent School District, General Obligation Bonds, Series A	5.000%	02/15/2036	1,000,000	1,149,978
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2036	325,000	329,753
Texas A&M University Revenue Bonds	5.250%	05/15/2036	1,000,000	1,164,504
Trinity River Authority Central Regional Wastewater System Revenue Bonds	3.500%	08/01/2036	1,000,000	986,771
Texas Water Development Board Revenue Bonds	4.450%	10/15/2036	1,000,000	1,091,246
Texas Water Development Board Revenue Bonds	4.000%	10/15/2036	1,000,000	1,019,145
City of Cedar Park, General Obligation Bonds	5.000%	02/15/2037	1,000,000	1,110,924
Waller Consolidated Independent School District, General Obligation Bonds	5.000%	02/15/2037	1,000,000	1,133,973
City of Sugar Land, General Obligation Bonds	5.000%	02/15/2038	635,000	696,528
Sanger Independent School District, General Obligation Bonds	4.000%	08/15/2038	1,250,000	1,277,583
Aubrey Independent School District, General Obligation Bonds	5.000%	02/15/2039	1,000,000	1,111,735
City of Pflugerville, General Obligation Bonds	4.000%	08/01/2039	1,580,000	1,595,591
Harlandale Independent School District, General Obligation Bonds, Series A	5.250%	08/15/2039	1,000,000	1,144,186
Permanent University Fund - University of Texas System Revenue Refunding Bonds, Series A	5.000%	07/01/2040	1,750,000	1,987,480
Tarrant County Cultural Education Facilities Finance Corporation Revenue Bonds(b)	5.000%	11/15/2052	1,000,000	1,039,029
				24,215,273
Utah (1.20%)
Snyderville Basin Special Recreation District, General Obligation Bonds, Series A	3.000%	12/15/2025	1,260,000	1,257,720
Central Utah Water Conservancy District Revenue Refunding Bonds, Series B	4.000%	10/01/2033	2,500,000	2,573,843
Wasatch County School District Local Building Authority Revenue Bonds	5.000%	06/01/2034	750,000	863,964
Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series B	4.000%	10/01/2034	1,000,000	1,031,241
Duchesne County School District Revenue Bonds	5.000%	06/01/2036	1,150,000	1,224,440
				6,951,208
Vermont (0.59%)
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2032	175,000	193,318
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2033	190,000	209,624
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2034	255,000	281,152
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2034	410,000	452,049
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2035	265,000	291,949
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2035	435,000	479,238
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2036	910,000	1,000,774
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2037	440,000	482,556
				3,390,660
Virginia (0.50%)
County of Stafford, Virginia, General Obligation Bonds	4.000%	07/01/2030	1,205,000	1,205,783
City of Danville, General Obligation Bonds	4.000%	09/01/2039	1,625,000	1,657,913
				2,863,696

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Washington (6.30%)
City of Spokane, Washington, General Obligation Bonds	3.000%	12/01/2025	$ 1,295,000	$ 1,290,166
King County School District No 414 Lake Washington, General Obligation Refunding Bonds	3.500%	12/01/2025	1,000,000	1,011,209
State of Washington, General Obligation Refunding Bonds, Series A(a)	4.000%	07/01/2026	2,500,000	2,501,520
Clark County School District No. 98 Hockinson, General Obligation Bonds	4.000%	12/01/2027	1,090,000	1,109,039
City of Camas, Washington, Water & Sewer Revenue Refunding Bonds	4.000%	12/01/2028	1,050,000	1,078,352
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, Series A	3.250%	12/01/2028	350,000	353,225
Public Utility District No. 1 of Cowlitz County, Washington, Revenue Refunding Bonds	5.000%	09/01/2029	1,000,000	1,009,198
City of Camas, Washington, Water & Sewer Revenue Refunding Bonds	3.125%	12/01/2029	2,000,000	2,010,873
Clark County Public Utility District No. 1 Revenue Refunding Bonds	5.000%	01/01/2030	985,000	992,799
Energy Northwest Revenue Refunding Bonds	5.000%	07/01/2030	5,000,000	5,175,889
Public Utility District No. 1 of Cowlitz County, Washington, Revenue Refunding Bonds	5.000%	09/01/2030	2,100,000	2,119,043
King County School District No 414 Lake Washington, General Obligation Bonds	4.000%	12/01/2033	5,000,000	5,146,493
King County School District No. 405 Bellevue, General Obligation Bonds	3.000%	12/01/2033	5,095,000	4,985,238
Kitsap County School District No. 303 Bainbridge Island, General Obligation Bonds, Series A	4.000%	12/01/2033	840,000	869,957
Clark County Public Utility District No. 1 Revenue Refunding Bonds	5.000%	01/01/2034	1,010,000	1,062,859
State of Washington, General Obligation Bonds, Series E(a)	4.000%	02/01/2034	1,000,000	1,000,608
City of Shoreline, Washington, General Obligation Refunding Bonds	4.000%	12/01/2034	1,000,000	1,049,989
Kitsap County School District No. 303 Bainbridge Island, General Obligation Bonds, Series A	4.000%	12/01/2034	510,000	525,819
Yakima & Kittitas Counties School District No. 119 Selah, General Obligation Bonds	4.375%	12/01/2034	1,040,000	1,100,904
Lakehaven Water & Sewer District Revenue Bonds	3.000%	10/01/2035	700,000	661,208
Okanogan County Public Utility District No. 1 Revenue Bonds, Series A	4.000%	12/01/2035	500,000	523,471
Okanogan County Public Utility District No. 1 Revenue Bonds, Series A	4.000%	12/01/2037	800,000	817,634
				36,395,493
West Virginia (0.06%)
Braxton County Board of Education, General Obligation Refunding Bonds	4.000%	05/01/2026	250,000	255,833
Braxton County Board of Education, General Obligation Refunding Bonds	2.250%	05/01/2026	125,000	120,559
				376,392
Wisconsin (6.46%)
Milwaukee Metropolitan Sewerage District, General Obligation Refunding Bonds, Series C	2.500%	10/01/2024	2,000,000	1,977,568
Ellsworth Community School District, Wisconsin, General Obligation Bonds (Prerefunded to 04-01-2024 @ 100)(a)	4.000%	04/01/2027	340,000	342,205
Ellsworth Community School District, Wisconsin, General Obligation Bonds (Prerefunded to 04-01-2024 @ 100)(a)	4.000%	04/01/2028	275,000	276,783
Ellsworth Community School District, Wisconsin, General Obligation Bonds (Prerefunded to 04-01-2024 @ 100)(a)	4.000%	04/01/2029	400,000	402,594
Central Brown County Water Authority Revenue Refunding Bonds, Series A	5.000%	11/01/2029	1,000,000	1,020,426
Wisconsin-Dells School District, General Obligation Bonds	3.125%	03/01/2030	1,595,000	1,586,844
Central Brown County Water Authority Revenue Refunding Bonds, Series A	5.000%	11/01/2030	2,000,000	2,045,023
City of Fond Du Lac, Wisconsin, General Obligation Refunding Bonds, Series A	2.000%	03/01/2031	895,000	793,634
County of Waupaca, Wisconsin, General Obligation Bonds, Series A	3.250%	03/01/2031	1,160,000	1,161,654
Wisconsin-Dells School District, General Obligation Bonds	3.250%	03/01/2031	1,395,000	1,400,341
Burlington Area School District, General Obligation Bonds	3.125%	04/01/2031	1,000,000	996,065
D. C. Everest Area School District, General Obligation Bonds	3.375%	04/01/2031	3,900,000	3,922,055
Poynette School District, General Obligation Bonds	3.000%	04/01/2031	850,000	834,262
Western Technical College District, General Obligation Bonds, Series C	4.000%	04/01/2031	1,000,000	1,050,006
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2031	300,000	313,879
Central Brown County Water Authority Revenue Refunding Bonds, Series A	5.000%	11/01/2031	2,200,000	2,249,526
Burlington Area School District, General Obligation Bonds	3.250%	04/01/2032	1,120,000	1,111,219
Hamilton School District, Wisconsin, General Obligation Bonds	3.250%	04/01/2032	3,390,000	3,415,137
Poynette School District, General Obligation Bonds	3.125%	04/01/2032	1,520,000	1,494,928
Western Technical College District, General Obligation Refunding Bonds, Series F	3.000%	04/01/2032	2,240,000	2,222,059
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2032	675,000	705,828
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2034	1,390,000	1,444,521
Sun Prairie Area School District, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2035	1,405,000	1,312,498

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2023 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Wisconsin (Cont.)
Sun Prairie Area School District, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2036	$ 1,535,000	$ 1,413,665
Platteville School District, General Obligation Refunding Bonds	4.000%	03/01/2038	775,000	783,556
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	07/01/2038	1,000,000	1,032,851
Two Rivers Public School District, General Obligation Refunding Bonds	4.000%	03/01/2039	1,000,000	1,006,594
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	11/15/2039	1,000,000	1,024,117
				37,339,838
Total Long-term Municipal Bond (cost $544,857,136)				536,385,118
	Shares	Value
Short-term Investments (6.95%)
Northern Institutional Treasury Portfolio (Premier Class), 4.95%(d)	40,117,561	40,117,561
Total Short-term Investments (cost $40,117,561)		40,117,561
TOTAL INVESTMENTS (99.81%) (cost $584,974,697)		576,502,679
OTHER ASSETS, NET OF LIABILITIES (0.19%)		1,110,497
NET ASSETS (100.00%)		$577,613,176
(a)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.
(b)	Rate shown is fixed until mandatory tender date of July 1, 2026.
(c)	Security purchased on a “when-issued” basis.
(d)	Rate shown is the 7-day yield as of June 30, 2023.